As filed with the Securities and Exchange Commission on January 17, 2025.

File Nos. 333-208873 and 811-23124

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	116 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	120 [X]

Franklin Templeton ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 21, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to the prospectus and statement of additional information (“SAI”) of the Franklin U.S. Dividend Multiplier Index ETF and Franklin International Dividend Multiplier Index ETF, each a new series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

FRANKLIN TEMPLETON ETF TRUST

Prospectus	January 21, 2025

	Ticker:	Exchange:

Franklin International Dividend Multiplier Index ETF	XIDV	NYSE Arca, Inc.
Franklin U.S. Dividend Multiplier Index ETF	XUDV	NYSE Arca, Inc.

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ETF8 P 1/25

Contents

Fund Summary

Information about the Fund you should know before investing

Franklin International Dividend Multiplier Index ETF	2
Franklin U.S. Dividend Multiplier Index ETF	13

Fund Details

More information on investment policies, practices and risks/financial highlights

Shareholder Information

Information about Fund transactions

For More Information

Where to learn more about the Fund

Back Cover

FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

XIDV	Franklin International Dividend Multiplier Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “multiplied”) dividend yield relative to the large/mid cap international equity market balanced against volatility.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.19%
Distribution and service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses	0.19%

1. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Franklin International Dividend Multiplier Index ETF	$19	$60

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the VettaFi New Frontier International Dividend Select Index (the International Dividend Multiplier Underlying Index) and in depositary receipts representing such securities. Derivatives that have economic characteristics and provide investment exposure similar to securities included in the International Dividend Multiplier Underlying Index will be counted towards the Fund’s 80% investment policy. The International Dividend Multiplier Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by VettaFi LLC (VettaFi or Index Provider). The International Dividend Multiplier Underlying Index is based on the VettaFi Developed World ex United States Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver excess (or “multiplied”) dividend yield balanced against volatility relative to the broad market as represented by the Parent Index (i.e., to provide a high dividend yield relative to the Parent Index balanced against volatility through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., developed equity markets excluding the United States) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The International Dividend Multiplier Underlying Index is reconstituted semiannually.

Eligible stocks (i.e., those included in the Parent Index) are analyzed via an optimization process that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield, subject to several constraints, such as those for individual stock, sector and country weightings, to try to limit volatility relative to the Parent Index and portfolio turnover. At each semiannual reconstitution of the International Dividend Multiplier Underlying Index: (i) individual stock weightings are capped at 2.5%; (ii) sector weightings are constrained to a maximum of 30% of or 1.5 times their weightings in the Parent Index; (iii) country weightings are constrained to a maximum of 30% of or 2.0 times the weighting in

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

the Parent Index, and a minimum country weight of 2.5%; and (iv) the one-way turnover of the International Dividend Multiplier Underlying Index is capped at 20% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible).

The International Dividend Multiplier Underlying Index may include large- and mid-capitalization companies. As of November 30, 2024, the International Dividend Multiplier Underlying Index was comprised of 99 securities with capitalizations ranging from $2.5 billion to $203.8 billion. As of November 30, 2024, the International Dividend Multiplier Underlying Index included issuers from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the International Dividend Multiplier Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the International Dividend Multiplier Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the International Dividend Multiplier Underlying Index). However, it may not be possible or practicable to replicate the International Dividend Multiplier Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the International Dividend Multiplier Underlying Index, but may not track the International Dividend Multiplier Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire International Dividend Multiplier Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the International Dividend Multiplier Underlying Index, including securities that resemble those included in the International Dividend Multiplier Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted semiannually following the semiannual reconstitution of the International Dividend Multiplier Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the International Dividend Multiplier Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

investments in the International Dividend Multiplier Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s International Dividend Multiplier Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the International Dividend Multiplier Underlying Index is concentrated. As of November 30, 2024, the International Dividend Multiplier Underlying Index was concentrated in the financial services sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Regional: To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated.

Depositary Receipts: Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Dividend-Oriented Companies: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Fund.

Calculation Methodology: The International Dividend Multiplier Underlying Index relies on various sources of information to assess the criteria of issuers included in the International Dividend Multiplier Underlying Index (or the Parent Index),

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FUND SUMMARY

including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the International Dividend Multiplier Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related: There is no assurance that the International Dividend Multiplier Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the International Dividend Multiplier Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the International Dividend Multiplier Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the International Dividend Multiplier Underlying Index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the International Dividend Multiplier Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation: There is no guarantee that the Fund will achieve a high degree of correlation to the International Dividend Multiplier Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the International Dividend Multiplier Underlying Index. In addition, the Fund’s NAV may deviate from the International Dividend Multiplier Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the International Dividend Multiplier Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the International Dividend Multiplier Underlying Index as well as it would have if the Fund held all of the securities in the International Dividend Multiplier Underlying Index.

Tracking Error: Tracking error is the divergence of the Fund’s performance from that of the International Dividend Multiplier Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the International Dividend Multiplier Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the International Dividend Multiplier Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the International Dividend Multiplier Underlying Index does not.

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Financial services companies: Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Mid Capitalization Companies: Securities issued by mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The

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FUND SUMMARY

markets for securities issued by mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Derivative Instruments: The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits and may experience increased tracking error. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Passive Investment: Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the International Dividend Multiplier Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the Fund does not attract additional assets, the Fund’s expenses will continue to be spread over a small asset base.

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services or investment manager)

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2025).

Hailey Harris

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2025).

Joe Diederich

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2025).

Basit Amin, CFA

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FRANKLIN INTERNATIONAL DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

Vice President of Advisory Services and portfolio manager of the Fund since inception (2025).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 100,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC (Distributors). The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FRANKLIN U.S. DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

XUDV	Franklin U.S. Dividend Multiplier Index ETF

Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “multiplied”) dividend yield relative to the U.S. large cap equity market balanced against volatility.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.09%
Distribution and service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses	0.09%

1. Other expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Franklin U.S. Dividend Multiplier Index ETF	$9	$29

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FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the VettaFi New Frontier U.S. Dividend Select Index (the U.S. Dividend Multiplier Underlying Index). Derivatives that have economic characteristics and provide investment exposure similar to securities included in the U.S. Dividend Multiplier Underlying Index will be counted towards the Fund’s 80% investment policy. The U.S. Dividend Multiplier Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by VettaFi LLC (VettaFi or Index Provider). The U.S. Dividend Multiplier Underlying Index is based on the VettaFi US Equity Large-Cap 500 Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver excess (or “multiplied”) dividend yield balanced against volatility relative to the broad market as represented by the Parent Index (i.e., to provide a high dividend yield relative to the Parent Index balanced against volatility through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large capitalization stocks representing approximately 88% of the investable universe (i.e., the U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The U.S. Dividend Multiplier Underlying Index is reconstituted quarterly.

Eligible stocks (i.e., those included in the Parent Index) are analyzed via an optimization process that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield, subject to several constraints, such as those for individual stock and sector weightings, to try to limit volatility relative to the Parent Index, and portfolio turnover. At each quarterly reconstitution of the U.S. Dividend Multiplier Underlying Index: (i) individual stock weightings are capped at 5%; (ii) sector weightings are constrained to a maximum of 30% of or 1.5 times their weightings in the Parent Index; and (iii) the one-way turnover of the U.S. Dividend Multiplier Underlying Index is capped at 15% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasble).

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FRANKLIN U.S. DIVIDEND MULTIPLIER INDEX ETF
FUND SUMMARY

The U.S. Dividend Multiplier Underlying Index is comprised of large capitalization companies. As of November 30, 2024, the U.S. Dividend Multiplier Underlying Index was comprised of 99 securities with capitalizations ranging from $7.8 billion to $3,391.3 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Dividend Multiplier Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the U.S. Dividend Multiplier Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Dividend Multiplier Underlying Index). However, it may not be possible or practicable to replicate the U.S. Dividend Multiplier Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the U.S. Dividend Multiplier Underlying Index, but may not track the U.S. Dividend Multiplier Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Dividend Multiplier Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Dividend Multiplier Underlying Index, including securities that resemble those included in the U.S. Dividend Multiplier Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the U.S. Dividend Multiplier Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the U.S. Dividend Multiplier Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the U.S. Dividend Multiplier Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the U.S. Dividend Multiplier Underlying Index is concentrated. As of November 30, 2024, the U.S. Dividend Multiplier Underlying Index was concentrated in the financial services sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank,

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FUND SUMMARY

and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Dividend-Oriented Companies: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Fund.

Calculation Methodology: The U.S. Dividend Multiplier Underlying Index relies on various sources of information to assess the criteria of issuers included in the U.S. Dividend Multiplier Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the U.S. Dividend Multiplier Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related: There is no assurance that the U.S. Dividend Multiplier Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the U.S. Dividend Multiplier Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Dividend Multiplier Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the U.S. Dividend Multiplier Underlying Index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the U.S. Dividend Multiplier Underlying Index may therefore be borne by the Fund and its shareholders.

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FUND SUMMARY

Non-Correlation: There is no guarantee that the Fund will achieve a high degree of correlation to the U.S. Dividend Multiplier Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the U.S. Dividend Multiplier Underlying Index. In addition, the Fund’s NAV may deviate from the U.S. Dividend Multiplier Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Dividend Multiplier Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the U.S. Dividend Multiplier Underlying Index as well as it would have if the Fund held all of the securities in the U.S. Dividend Multiplier Underlying Index.

Tracking Error: Tracking error is the divergence of the Fund’s performance from that of the U.S. Dividend Multiplier Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the U.S. Dividend Multiplier Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the U.S. Dividend Multiplier Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the U.S. Dividend Multiplier Underlying Index does not.

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Financial services companies: Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they

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FUND SUMMARY

can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits and may experience increased tracking error. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Passive Investment: Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that

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FUND SUMMARY

security is added or removed, respectively, from the U.S. Dividend Multiplier Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the Fund does not attract additional assets, the Fund’s expenses will continue to be spread over a small asset base.

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of

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FUND SUMMARY

operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Investment Manager

Franklin Advisory Services, LLC (Advisory Services or investment manager)

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

Portfolio Managers

Dina Ting, CFA

Senior Vice President of Advisory Services and portfolio manager of the Fund since inception (2025).

Hailey Harris

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2025).

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FUND SUMMARY

Joe Diederich

Portfolio Manager of FT Institutional and portfolio manager of the Fund since inception (2025).

Basit Amin, CFA

Vice President of Advisory Services and portfolio manager of the Fund since inception (2025).

Purchase and Sale of Fund Shares

The Fund is an ETF. Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues or redeems shares that have been aggregated into blocks of 50,000 shares or multiples thereof (Creation Units) to Authorized Participants who have entered into agreements with the Fund’s distributor, Franklin Distributors, LLC (Distributors). The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and an amount of cash) that the Fund specifies each day.

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available on the Fund’s website at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the investment manager or other related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives

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FUND SUMMARY

related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND DETAILS

Fund Details

Franklin International Dividend Multiplier Index ETF and Franklin U.S. Dividend Multiplier Index ETF

Investment Goal

The investment goal of Franklin International Dividend Multiplier Index ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “multiplied”) dividend yield relative to the large/mid cap international equity market balanced against volatility.

The investment goal of Franklin U.S. Dividend Multiplier Index ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or "multiplied") dividend yield relative to the U.S. large cap equity market balanced against volatility.

Each Fund's investment goal is non-fundamental, which means it may be changed by the board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to a Fund's investment goal.

Principal Investment Policies and Practices

The International Dividend Multiplier Underlying Index and the U.S. Dividend Multiplier Underlying Index (each an "Underlying Index" and, collectively, the "Underlying Indexes") are systematic, rules-based proprietary indexes that are maintained and calculated by VettaFi.

Franklin International Dividend Multiplier Index ETF

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the International Dividend Multiplier Underlying Index and in depositary receipts representing such securities. Derivatives that have economic characteristics and provide investment exposure similar to securities included in the International Dividend Multiplier Underlying Index will be counted towards the Fund’s 80% investment policy. The International Dividend Multiplier Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by VettaFi. The International Dividend Multiplier Underlying Index is based on the VettaFi Developed World ex United States Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver excess (or “multiplied”) dividend yield balanced against volatility relative to the broad market as represented by the Parent Index (i.e., to provide a high

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FUND DETAILS

dividend yield relative to the Parent Index balanced against volatility through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., developed equity markets excluding the United States) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The International Dividend Multiplier Underlying Index is reconstituted semiannually.

Eligible stocks (i.e., those included in the Parent Index) are analyzed via an optimization process that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield, subject to several constraints, such as those for individual stock, sector and country weightings, to try to limit volatility relative to the Parent Index and portfolio turnover. The optimization process simulates the returns of thousands of portfolios against the Parent Index to identify the portfolio with the maximum dividend information ratio. The dividend information ratio is calculated by dividing the excess dividend forecast yield of the portfolio by the standard deviation of the portfolio. Standard deviation measures the degree to which a portfolio's return varies from the average of its previous returns over a specified period of time. The dividend forecast yield estimate for each constituent security is calculated by dividing the dividend estimate by the stock price as of a specified cut-off date. Index weights are determined by the optimizer and constraints are applied to select the component securities for inclusion in the International Dividend Multiplier Underlying Index. At each semiannual reconstitution of the International Dividend Multiplier Underlying Index: (i) individual stock weightings are capped at 2.5%; (ii) sector weightings are constrained to a maximum of 30% of or 1.5 times their weightings in the Parent Index; (iii) country weightings are constrained to a maximum of 30% of or 2.0 times the weighting in the Parent Index, and a minimum country weight of 2.5%; and (iv) the one-way turnover of the International Dividend Multiplier Underlying Index is capped at 20% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible). Securities may be removed from the International Dividend Multiplier Underlying Index at rebalance or reconstitution as a result of the optimization process and/or the application of the constraints described above or as a result of eligibility changes, including due to changes in market capitalization, corporate actions (e.g., mergers or bankruptcy) or de-listing.

The International Dividend Multiplier Underlying Index may include large- and mid-capitalization companies. As of November 30, 2024, the International Dividend Multiplier Underlying Index was comprised of 99 securities with capitalizations ranging from $2.5 billion to $203.8 billion. As of November 30, 2024, the International Dividend Multiplier Underlying Index included issuers from the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland,

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FUND DETAILS

France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

An equity security, or stock, represents a proportionate share, or the right to acquire a proportionate share, of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as general market conditions. Common stocks, preferred stocks and related depositary receipts are examples of equity securities. Depositary receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the International Dividend Multiplier Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the International Dividend Multiplier Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the International Dividend Multiplier Underlying Index). However, it may not be possible or practicable to replicate the International Dividend Multiplier Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the International Dividend Multiplier Underlying Index, but may not track the International Dividend Multiplier Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire International Dividend Multiplier Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the International Dividend Multiplier Underlying Index, including securities that resemble those included in the International Dividend Multiplier Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted semiannually following the semiannual reconstitution of the International Dividend Multiplier Underlying Index. When securities are added to or removed from the International Dividend Multiplier Underlying Index for any reason, the investment manager generally will, but is not required to, buy such securities for or sell such securities from the Fund's portfolio. The investment manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the component securities of the International Dividend Multiplier Underlying Index but in advance of the implementation date of such adjustments.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track

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FUND DETAILS

the performance of the International Dividend Multiplier Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the International Dividend Multiplier Underlying Index, facilitate trading or minimize transaction costs.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the International Dividend Multiplier Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

A foreign currency forward contract is an obligation to purchase or sell a specific foreign currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Foreign currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

Franklin U.S. Dividend Multiplier Index ETF

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Dividend Multiplier Underlying Index. Derivatives that have economic characteristics and provide investment exposure similar to securities included in the U.S. Dividend Multiplier Underlying Index will be counted towards the Fund’s 80% investment policy. The U.S. Dividend Multiplier Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by VettaFi. The U.S. Dividend Multiplier Underlying Index is based on the VettaFi US Equity Large-Cap 500 Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver excess (or “multiplied”) dividend yield balanced against volatility relative to the broad market

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as represented by the Parent Index (i.e., to provide a high dividend yield relative to the Parent Index balanced against volatility through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large capitalization stocks representing approximately 88% of the investable universe (i.e., the U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The U.S. Dividend Multiplier Underlying Index is reconstituted quarterly.

Eligible stocks (i.e., those included in the Parent Index) are analyzed via an optimization process that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield, subject to several constraints, such as those for individual stock and sector weightings, to try to limit volatility relative to the Parent Index, and portfolio turnover. The optimization process simulates the returns of thousands of portfolios against the Parent Index to identify the portfolio with the maximum dividend information ratio. The dividend information ratio is calculated by dividing the excess dividend forecast yield of the portfolio by the standard deviation of the portfolio. Standard deviation measures the degree to which a portfolio's return varies from the average of its previous returns over a specified period of time. The dividend forecast yield estimate for each constituent security is calculated by dividing the dividend estimate by the stock price as of a specified cut-off date. Index weights are determined by the optimizer and constraints are applied to select the component securities for inclusion in the U.S. Dividend Multiplier Underlying Index. At each quarterly reconstitution of the U.S. Dividend Multiplier Underlying Index: (i) individual stock weightings are capped at 5%; (ii) sector weightings are constrained to a maximum of 30% of or 1.5 times their weightings in the Parent Index; and (iii) the one-way turnover of the U.S. Dividend Multiplier Underlying Index is capped at 15% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible). Securities may be removed from the U.S. Dividend Multiplier Underlying Index at rebalance or reconstitution as a result of the optimization process and/or the application of the constraints described above or as a result of eligibility changes, including due to changes in market capitalization, corporate actions (e.g., mergers or bankruptcy) or de-listing.

The U.S. Dividend Multiplier Underlying Index is comprised of large capitalization companies. As of November 30, 2024, the U.S. Dividend Multiplier Underlying Index was comprised of 99 securities with capitalizations ranging from $7.8 billion to $3,391.3 billion.

An equity security, or stock, represents a proportionate share, or the right to acquire a proportionate share, of the ownership of a company; its value is based on the success of the company’s business and the value of its assets, as well as

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general market conditions. Common stocks, preferred stocks and related depositary receipts are examples of equity securities.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Dividend Multiplier Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the U.S. Dividend Multiplier Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Dividend Multiplier Underlying Index). However, it may not be possible or practicable to replicate the U.S. Dividend Multiplier Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the U.S. Dividend Multiplier Underlying Index, but may not track the U.S. Dividend Multiplier Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Dividend Multiplier Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Dividend Multiplier Underlying Index, including securities that resemble those included in the U.S. Dividend Multiplier Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the U.S. Dividend Multiplier Underlying Index. When securities are added to or removed from the U.S. Dividend Multiplier Underlying Index for any reason, the investment manager generally will, but is not required to, buy such securities for or sell such securities from the Fund's portfolio. The investment manager may, at times, cause the Fund to purchase or sell portfolio securities following publicly announced adjustments to the weighting or composition of the component securities of the U.S. Dividend Multiplier Underlying Index but in advance of the implementation date of such adjustments.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the U.S. Dividend Multiplier Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the U.S. Dividend Multiplier Underlying Index, facilitate trading or minimize transaction costs.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the

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contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Concentration

Each Fund (hereafter the "Fund") will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that its corresponding Underlying Index is concentrated. As of November 30, 2024, each Underlying Index was concentrated in the financial services sector.

Principal Risks

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

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The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Dividend-Oriented Companies: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund's shareholders.

Foreign Securities (non-U.S.): (Franklin International Dividend Multiplier Index ETF) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates: Foreign securities may be issued and traded in foreign currencies. As a result, their market values in U.S. dollars may be affected by changes in exchange rates between such foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund's foreign securities may be subject to greater risk because both the currency (relative to the U.S. dollar) and the security must be considered.

Political and economic developments: The political, economic and social policies or structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social

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instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and substantial, punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain issuers in a country could result in (i) an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities or (ii) other limitations on the Fund’s ability to invest or hold such securities. These factors would affect the value of the Fund’s investments and are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Trading practices: Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. The procedures and rules governing foreign trading, settlement and custody (holding of the Fund's assets) also may result in losses or delays in payment, delivery or recovery of money or other property. Foreign government supervision and regulation of foreign securities and currency markets and trading systems may be less than or different from government supervision in the United States, and may increase the Fund's regulatory and compliance burden and/or decrease the Fund's investor rights and protections.

Trade disputes: The economies of foreign countries dependent on large export sectors may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services produced by such countries. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and

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retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Availability of information: Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. In addition, information provided by foreign issuers may be less timely or less reliable than information provided by U.S. issuers.

Limited markets: Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. Illiquidity tends to be greater, and valuation of the Fund's foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales. If the Fund’s underlying portfolio holdings are illiquid, the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the underlying portfolio holdings, and the Fund’s market price could deviate from the Fund’s NAV.

Regional: (Franklin International Dividend Multiplier Index ETF) The Fund will invest in specific countries or geographic regions to approximately the same extent as the Underlying Index. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments. Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. The risk of investments in Europe may be heightened due to the current uncertainty concerning the economic consequences of Russia's military invasion of Ukraine in February 2022, which has increased market volatility.

Depositary Receipts: (Franklin International Dividend Multiplier Index ETF) Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The

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Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Indexing:

Passive investment: The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. The investment manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

Calculation methodology: The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Underlying index errors: There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While VettaFi provides descriptions of what the Underlying Index is designed to achieve, VettaFi does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by VettaFi for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. For example, during a period where the Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.

Non-correlation: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying

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Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security.

Tracking Error: Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index (including the inability of the Fund to purchase certain securities included in the Underlying Index due to regulatory or other restrictions), pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading:

Absence of active market: Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the Fund’s shares or of an Authorized Participant to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid-ask spreads. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a significant variance in the market price of the Fund’s shares and their underlying value and wider bid-ask spreads.

Secondary listings: The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who

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trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary market trading: Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

There can be no assurance that the Fund's shares will continue to trade on a stock exchange or in any market or that the Fund's shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Premium/discount: Shares of the Fund may trade at prices other than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or

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more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the investment manager believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of the Fund that differ significantly from its NAV.

Cost of buying or selling Fund shares: Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread,” that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Financial services companies: Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges,

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such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Capitalization Companies: (Franklin International Dividend Multiplier Index ETF) While mid capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger companies. Historically, securities issued by mid capitalization companies have been more volatile in price than securities that are issued by larger companies, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid capitalization companies to changing economic conditions.

In addition, mid capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Derivative Instruments: The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying instrument, such as a security, or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits and may experience increased tracking error. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments, move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument also may not correlate specifically with the security, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an

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instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk is heightened with respect to over-the-counter (OTC) instruments such as swaps, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

Certain types of derivatives require the Fund to post margin or collateral in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

Representative Sampling: The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Underlying Index or in the Fund holding securities not included in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the Underlying Index were held. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized

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Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions: ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. To the extent that the Fund effects redemptions partly or entirely in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund's NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of Creation Units.

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the Fund does not attract additional assets, the Fund’s expenses will continue to be spread over a small asset base.

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized

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participant, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

More Information on Investment Policies, Practices and Risks

Exclusion of Investment Manager from Commodity Pool Operator Definition

With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related

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exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s Statement of Additional Information (SAI). Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal(s), to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

More detailed information about the Fund and its policies and risks can be found in the Fund's SAI.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. The Fund discloses its portfolio holdings daily at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Management

Franklin Advisory Services, LLC (Advisory Services or investment manager), One Franklin Parkway, San Mateo, CA 94403-1906, is each Fund’s investment manager. Advisory Services is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisory Services and its affiliates manage, as of December 31, 2024, $1.58 trillion in assets, and have been in the investment management business since 1947.

Under a separate agreement with Advisory Services, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund's sub-advisor. FT Institutional provides Advisory Services with investment management advice (which may include research and analysis services). FT Institutional is a wholly owned subsidiary of Resources. For purposes of the Fund's investment strategies, techniques and risks, the term "investment manager" includes the sub-advisor. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and Advisory Services.

The Fund is managed by a team of dedicated professionals. The portfolio managers of the Fund are as follows:

Dina Ting, CFA Senior Vice President of Advisory Services
Ms. Ting has been a portfolio manager of the Fund since inception (2025). She joined Franklin Templeton in 2015.

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Hailey Harris Portfolio Manager of FT Institutional
Ms. Harris has been a portfolio manager of the Fund since inception (2025). She joined Franklin Templeton in 2018.

Joe Diederich Portfolio Manager of FT Institutional
Mr. Diederich has been a portfolio manager of the Fund since inception (2025). He joined Franklin Templeton in 2019.

Basit Amin, CFA Vice President of Advisory Services
Mr. Amin has been a portfolio manager of the Fund since inception (2025). He joined Franklin Templeton in 2021. Prior to joining Franklin Templeton, he was a portfolio manager at Northern Trust and BlackRock.

The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Each portfolio manager has equal authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Advisory Services a unified management fee for managing the Fund’s assets and Advisory Services pays FT Institutional for its services. Pursuant to the investment management agreement with Franklin Templeton ETF Trust on behalf of the Fund, Advisory Services reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is equal to the following annual rate of the average daily net assets of the Fund:

Franklin International Dividend Multiplier Index ETF:	0.19%
Franklin U.S. Dividend Multiplier Index ETF:	0.09%

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A discussion regarding the basis for the board of trustees’ approval of the Fund’s investment management agreement and sub-advisory agreement will be available in the Fund’s initial report on Form N-CSR.

Manager of Managers Structure

The board of trustees has authorized the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both affiliated and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency and alleviates the need for the Fund to incur the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and oversight of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review and oversight by the Fund’s board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Distributions and Taxes

The information is provided with respect to each Fund (hereafter the “Fund").

Income and Capital Gain Distributions

As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to pay income dividends at least quarterly from its net investment income. Capital gains, if any, may be paid by the Fund at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Distributions in cash may be reinvested

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automatically in additional whole Fund shares only if the broker through whom you purchased the shares makes such option available.

Annual statements. After the close of each calendar year, you will receive tax information from the broker with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales of Fund shares occurring during the prior calendar year. You may receive revised tax information if the Fund must reclassify its distributions or the broker must adjust the cost basis of any covered shares sold after you receive your tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are taxable as if they were paid in December. Additional tax information about the Fund’s distributions is available at www.franklintempleton.com.

Avoid "buying a dividend." At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Tax Considerations

If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains or some combination of both. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Dividend income. Income dividends are generally subject to tax at ordinary rates. Income dividends reported by the Fund as qualified dividend income may be subject to tax by individuals at reduced long-term capital gains tax rates provided certain holding period requirements are met. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Capital gains. Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $48,350 in 2025 ($96,700 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $533,400 or $600,050, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $533,400 and married individuals filing jointly with taxable income in excess of $600,050. An additional 3.8% Medicare tax may also be imposed as discussed below.

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Sales of exchange-listed shares. Currently, any capital gain or loss realized on the sale of Fund shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

Cost basis reporting. Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on creation and redemption of creation units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Authorized Participants exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Authorized Participants that create or redeem Creation Units will be sent a confirmation statement showing how many shares they purchased or sold and at what price.

Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If the Fund redeems Creation Units in part or entirely in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from the sales of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding. A shareholder may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of Fund shares if

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the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

State, local, and foreign taxes. Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes. If the Fund qualifies, it may elect to pass through to you as foreign tax credit or deduction any foreign taxes that it pays on its investments.

Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the broker, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. In order to comply with these requirements, information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.

Other tax information. This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

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Index Provider

Each Underlying Index is a custom index that is maintained and calculated by VettaFi LLC (VettaFi). VettaFi developed the Underlying Indexes and owns the related intellectual property. Franklin Templeton Companies, LLC (FTC), an affiliate of Advisory Services and FT Institutional, has entered into a license agreement with VettaFi to use the Underlying Indexes. VettaFi creates, compiles, maintains, calculates and publishes each Underlying Index based upon specifications, designs, screens and other instructions provided by FTC. Pursuant to an index sub-licensing agreement between FTC and Franklin Templeton ETF Trust, FTC provides the use of the Underlying Indexes and related intellectual property at no cost to the Franklin Templeton ETF Trust and the Funds.

Disclaimers

VettaFi LLC

Neither Fund is issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”) or any of its index calculations agents, if any. VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the VettaFi New Frontier International Dividend Select Index and the VettaFi New Frontier U.S. Dividend Select Index (the “Indexes”) to track general market performance. VettaFi’s only relationship to FTC is the licensing of the Indexes which is determined, composed and calculated without regard to FTC or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.

VettaFi New Frontier International Dividend Select Index and VettaFi New Frontier U.S. Dividend Select Index are servicemarks of VettaFi and their use is granted under a license from VettaFi. Neither VettaFi nor any of its index calculation agents, if any, guarantee the accuracy and/or completeness of the Indexes or any data included therein and neither VettaFi nor its agents shall have any liability for any errors, omissions, interruptions or defects therein. VettaFi makes no warranty, express or implied, representations or promises, as to results to be obtained by FTC or any other person or entity from the use of the Index or any data included therein. VettaFi makes no express or implied warranties, representations or promises, regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall VettaFi or its index calculation agents, if any, have any liability for any direct, indirect, special,

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incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

Franklin Templeton

Neither FTC, Advisory Services, FT Institutional or any of their affiliates (together, “Franklin Templeton”) guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and Franklin Templeton shall not have any liability for any errors, omissions or interruptions therein. Franklin Templeton does not make any warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Franklin Templeton does not make any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Templeton have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

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Financial Highlights

As the Funds have not commenced investment operations as of the date of this Prospectus, no financial information is available. The Prospectus will include financial information for each Fund once the Fund has issued its first annual report to shareholders that contains audited financial statements.

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Shareholder Information

Buying and Selling Shares

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Franklin Templeton ETF Trust (Trust) does not impose any minimum investment for shares of the Fund purchased on an exchange. Shares of the Fund trade under the following symbol:

Fund	Symbol

Franklin International Dividend Multiplier Index ETF	XIDV
Franklin U.S. Dividend Multiplier Index ETF	XUDV

Buying or selling Fund shares on an exchange involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

The board of trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (frequent trading) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (market timing), because the Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The board of trustees has not adopted a policy of monitoring for frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.

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The Fund's primary listing exchange is NYSE Arca, Inc., which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 (1940 Act) restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in other exemptive relief as applicable. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must generally enter into an agreement with the Fund.

Book Entry

Shares of the Fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (DTC) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.

Calculating NAV

The NAV of the Fund is determined by deducting the Fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of the Fund by the number of shares outstanding.

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The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time which normally coincides with the close of trading on the New York Stock Exchange (NYSE). The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close or unscheduled early close, the Fund’s share price would still be determined as of 1 p.m. Pacific time/4 p.m. Eastern time. The Fund’s NAV per share will be readily available online at www.franklintempleton.com.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund’s investment manager, in its role as valuation designee, has adopted procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from

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market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures with respect to the Fund.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index and introduce tracking error.

Security Valuation – Foreign Securities – Computation of U.S. Equivalent Value (Franklin International Dividend Multiplier Index ETF)

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 1 p.m. Pacific time, if earlier. The value of a foreign security is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4:00 p.m. London time on the day that the value of the foreign security is determined. If no sale is reported at 1:00 p.m. Pacific time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures approved by the board of trustees. Use of a rate different from the rate used by the Underlying Index may adversely affect the Fund’s ability to track the Underlying Index and introduce tracking error.

Security Valuation – Foreign Securities – Potential Impact of Time Zones and Market Holidays (Franklin International Dividend Multiplier Index ETF)

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before 1 p.m. Pacific time. Occasionally, events occur between the time at which trading in a foreign security is completed and 1 p.m. Pacific time that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. In accordance with procedures approved by the Fund’s board of trustees, the investment manager monitors for significant events following the close of trading in foreign stock markets.

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FRANKLIN TEMPLETON ETF TRUST
SHAREHOLDER INFORMATION

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated (in which case, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or sell Fund shares). Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If significant events affecting the last determined values of these foreign securities occur, the securities may be valued at fair value determined in good faith in accordance with fair value procedures established pursuant to Rule 2a-5 and approved by the board of trustees. The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof for the Franklin International Dividend Multiplier Index ETF and 50,000 shares or multiples thereof for the Franklin U.S. Dividend Multiplier Index ETF. An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (AP Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units. All orders for the creation or redemption of Creation Units for the Fund must be placed by or through an Authorized Participant that has entered into an AP Agreement with Distributors, an affiliate of the Fund's investment manager and sub-advisor.

A creation transaction, which is subject to acceptance by Distributors or its agents, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions) in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions and/or an amount of cash (which may include cash in lieu of certain securities, assets or other positions). Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

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FRANKLIN TEMPLETON ETF TRUST
SHAREHOLDER INFORMATION

Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI. As a result of any system failure or other interruption, creation or redemption orders either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change such orders. Information about the procedures regarding creations and redemptions of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund for the most recently completed calendar year, and the most recently completed calendar quarters since that year, when available, can be found at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

Delivery of Shareholder Documents - Householding

You will receive the Fund's financial reports every six months as well as an annual updated prospectus. Householding for the Fund is available through certain broker-dealers. Householding is a process in which related shareholders in a household will be sent only one copy of the financial reports and prospectus. You may contact your broker-dealer to enroll in householding. Once enrolled, this process will continue indefinitely unless you instruct your broker-dealer otherwise. If you prefer not to have these documents householded, please contact your broker-dealer. At any time you may view current prospectuses and financial reports on our website.

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FRANKLIN TEMPLETON ETF TRUST
SHAREHOLDER INFORMATION

Distribution

Distributors or its agents distribute Creation Units for the Fund on an agency basis. Distributors does not maintain a secondary market in shares of the Fund. Distributors is an affiliate of Advisory Services.

Distribution and service (12b-1) fees

The board of trustees has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the board of trustees has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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For More Information

Information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads can be found online at https://www.franklintempleton.com/investments/options/exchange-traded-funds.

You can learn more about the Fund in the following documents:

Annual/Semiannual Report to Shareholders (when available) and Form N-CSR Filed with the SEC

Contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund's annual and semi-annual financial statements.

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report when available, financial statements or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report when available, financial statements and the SAI online through www.franklintempleton.com.

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Individual investors should contact their financial advisor or broker dealer representative for more information about Franklin Templeton ETFs.

Financial Professionals should call (800) DIAL BEN®/342-5236.

	One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 www.franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.

Investment Company Act file #811-23124 © 2025 Franklin Templeton. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION

FRANKLIN TEMPLETON ETF TRUST

January 21, 2025

	Ticker:	Exchange:

Franklin International Dividend Multiplier Index ETF	XIDV	NYSE Arca, Inc.
Franklin U.S. Dividend Multiplier Index ETF	XUDV	NYSE Arca, Inc.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds’ (hereafter “the Fund”) prospectus. The Fund's prospectus, dated January 21, 2025, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus, shareholder report, and/or financial statements, when available, contact your investment representative or call (800) DIAL BEN/342-5236.

Appendix A A-1

ETFs, annuities, and other investment products:

• are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

• are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

• are subject to investment risks, including the possible loss of principal.

P.O. Box 33030 St. Petersburg, FL 33733

Individual investors should contact their financial advisor or broker dealer representative for more information about Franklin Templeton ETFs. Financial Professionals should call (800) DIAL BEN®/342-5236.

	1	ETF8 SAI 1/25

General Description of the Trust and the Fund

The Fund is a diversified series of Franklin Templeton ETF Trust (Trust), an open-end management investment company. The Trust was organized as a Delaware statutory trust effective October 9, 2015 and is registered with the U.S. Securities and Exchange Commission (SEC).

The investment goal of Franklin International Dividend Multiplier Index ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “multiplied”) dividend yield relative to the large/mid cap international equity market balanced against volatility. The investment goal of Franklin U.S. Dividend Multiplier Index ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of an index that aims to deliver excess (or “multiplied”) dividend yield relative to the U.S. large cap equity market balanced against volatility. The Fund’s investment manager is Franklin Advisory Services, LLC (Advisory Services). Advisory Services is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries.

The Fund offers and issues shares at their net asset value per share (NAV) only in aggregations of a specified number of shares (Creation Unit), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) included in its Underlying Index (Deposit Securities), together with the deposit of a specified cash payment (Cash Component). Shares of the Fund are listed for trading on NYSE Arca, Inc. (NYSE Arca or Listing Exchange), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund’s NAV. Shares of the Fund are redeemable only in Creation Units, and generally in exchange for portfolio securities, assets or other positions and a Cash Component. Creation Units typically are a specified number of shares, generally 100,000 or multiples thereof for the Franklin International Dividend Multiplier Index ETF and 50,000 or multiples thereof for the Franklin U.S. Dividend Multiplier Index ETF.

The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to at least 105% and up to 115%, which percentage the Trust may change from time to time, of the market value of the omitted Deposit Securities. See the “Creation and Redemption of Creation Units” section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Shareholder Information” section of the Fund’s prospectus. The discussion below supplements, and should be read in conjunction with, that section of the prospectus.

Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940 (1940 Act), (iv) the Fund fails to meet certain continued listing standards of the Listing Exchange, or (v) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.

Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus. The Fund is a passively managed exchange-traded fund (ETF) and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the Fund's underlying index (the “Underlying Index”) and, with respect to the Franklin International Dividend Multiplier Index ETF, in depositary receipts representing such securities. The Fund may invest in cash and cash equivalents, including shares of affiliated money market funds, as well as in securities not included in the Underlying Index, but which the investment manager believes will help the Fund track the Underlying Index.

The Fund may use equity futures contracts, equity index futures contracts and equity total return swaps to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Franklin International Dividend Multiplier Index ETF may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund may use a representative sampling strategy to invest in a representative sample of the securities included in the Fund’s Underlying Index, which the investment manager deems to have similar investment characteristics. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index and may hold other securities that are not included in its underlying index.

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus.

In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of portfolio investments will not be considered a violation of the restriction or limitation, with the exception of the Fund's limitations on borrowing and illiquid securities as described herein or unless otherwise noted herein.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to borrowing and senior securities, see “Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing” below.

Fundamental Investment Policies

The Fund has adopted the following restrictions as fundamental investment policies:

The Fund may not:

1. Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s Underlying Index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (i) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (ii) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

Non-Fundamental Investment Policies

The Fund’s investment goal is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest at least 80% of its assets in equity securities or investments that are the type of investments suggested by the Fund’s name. The Fund considers the securities or investments that are the type of investments suggested by the Fund’s name to be those securities or investments that comprise the Underlying Index. Derivatives that have economic characteristics and provide investment exposure similar to securities included in the Fund's Underlying Index will be counted towards the Fund’s 80% investment policy. For purposes of such investment policy, “assets” include the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund’s 80% policy is non-fundamental, which means that it may be changed by the board of trustees without the approval of shareholders. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Additional Strategies

In trying to achieve its investment goal, the Fund may invest in the types of instruments or engage in the types of transactions identified below and in the section “Glossary of Investments, Techniques, Strategies and Their Risks,” which also describes the risks associated with these investment policies. The Fund may or may not use all of these techniques at any one time.

All Funds

Each Fund may invest, buy or engage in:

• equity futures contracts, equity index futures contracts and equity total return swaps

• securities of other investment companies, including Franklin Templeton money market funds and ETFs

In addition, the Franklin International Dividend Multiplier Index ETF may invest, buy or engage in:

• foreign currency forward contracts and currency futures contracts

Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

“small portion”	less than 10%
“portion”	10% to 25%
“significant”	25% to 50%
“substantial”	50% to 66%
“primary”	66% to 80%
“predominant”	80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The NAV and trading price of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the NAV and trading price of the Fund's shares may also change with movements in the investment markets as a whole.

For purposes of the Fund's investment policies, strategies and risks, the term “investment manager” includes the Fund’s sub-advisor as applicable.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or used by the Fund:

Borrowing The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Cash management risk The value of the investments held by the Fund for cash management purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested, the cash will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the Fund’s assets are used for cash management purposes, the Fund will be less likely to achieve its investment objective. The Fund’s investments in cash and cash equivalents may cause the Fund’s returns to differ from those of the Underlying Index.

Cybersecurity With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause the Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund’s investment manager, sub-advisor and other service providers to the Fund or its shareholders (including, but not limited to, sub-advisors, accountants, custodians, sub-custodians, transfer agents, financial intermediaries, authorized participants, index providers and listing exchanges) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Fund and its shareholders, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Fund to process transactions (including fulfillment of purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties. In addition, substantial costs may be incurred in order to safeguard against and reduce the risk of any cybersecurity incidents in the future. In addition to administrative, technological and procedural safeguards, the Fund’s investment manager and sub-advisor have established business continuity plans in the event of, and risk management systems to prevent or reduce the impact of, such cybersecurity incidents. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, sub-advisor and their service providers are subject to the risk of cyber incidents occurring from time to time.

Depositary receipts Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. If the issuer's home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer's country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund's investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivative instruments Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a "reference instrument") and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used for “hedging,” which means that they may be used when the investment manager seeks to protect the Fund's investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the

Fund's portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the investment manager's ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the board of trustees or the Fund’s investment manager.

Exclusion of investment manager from commodity pool operator definition. With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the investment manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the investment manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the investment manager’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Currency transactions. The Fund may enter into foreign currency forward contracts, currency futures contracts and spot currency transactions to provide the Fund with additional opportunities to add value and better track the performance of the Underlying Indexes, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders. Reliance on physically-settled foreign currency forward contracts may require the Fund to set aside a greater amount of liquid assets than would generally be required if the Fund were relying on cash-settled foreign currency forward contracts or non-deliverable forwards. This would also generally be true if the Fund were to use other types of physically-settled currency contracts to track the Underlying Index, facilitate local securities settlements or protect against currency exposure.

Currency forward contracts. A currency forward contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific non-U.S. currency in exchange for another non-U.S. currency and may be used when the price of one of those non-U.S. currencies is expected to experience a substantial movement against the other non-U.S. currency. A currency forward contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. For example, the Fund may enter into a forward contract when it owns a security that is denominated in a non-U.S. currency and desires to “lock in” the U.S. dollar value of the security. In addition, when the Fund’s investment manager believes that a specific foreign currency may experience a substantial movement against another foreign currency, the Fund may enter into a cross currency forward contract to buy or sell, as appropriate, an amount of the foreign currency: (a) approximating the value of some or all of its portfolio securities denominated in such currency (this investment practice generally is referred to as “cross-hedging”); (b) designed to derive a level of additional income or return that the Fund’s investment manager seeks to achieve for the Fund; (c) to increase liquidity; or (d) to gain exposure to a currency in a more efficient or less expensive way. The Fund may also engage in “proxy hedging.” Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to perform similarly to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar and therefore another currency is used as a “proxy” for such currency.

At the maturity of a currency or cross currency forward, the Fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the counterparty to the original forward contract. The Fund may also enter into forward contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the over-the-counter (OTC) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Cleared swaps,” “Risks of cleared swaps,” “Comprehensive swaps regulation” and “Developing government regulation of derivatives.” Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However, these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict the Fund’s ability to use these instruments in the manner described above or subject the investment manager to CFTC registration and regulation as a CPO.

Risks of currency forward contracts. The successful use of these transactions will usually depend on the investment manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. While the Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. For more information about swap agreements generally, see “Swaps” below. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the investment manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if the Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Swaps. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund's obligations will be accrued on a daily basis.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, the Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Fund does not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Fund, if the Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (SEF) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Equity total return swaps. An equity total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference” when written with respect to an equity security or basket of equity securities) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument or index thereof taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the investment manager correctly to predict which types of investments are likely to produce greater returns. If the investment manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Fund’s investment manager, under the supervision of the board of trustees, is responsible for determining and monitoring the liquidity of the Fund's swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.

Certain IRS positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Fund’s investment manager will only approve a swap agreement counterparty for the Fund if the investment manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards, adopted and reviewed annually by the Fund’s board. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, the Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The investment manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

Equity securities Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

The Fund’s prospectus includes a description of the principal risks associated with the Fund's strategy of investing substantially in equity securities.

Small and mid capitalization companies. Market capitalization is defined as the total market value of a company's outstanding stock. Small capitalization companies are often overlooked by investors or undervalued in relation to their earnings power. Because small capitalization companies generally are not as well known to the investing public, and may have less of an investor following and may grow more rapidly than larger capitalization companies, they may provide greater opportunities for long-term capital growth. These companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earnings growth and be financially sound. Mid capitalization companies may offer greater potential for capital appreciation than larger capitalization companies, because mid capitalization companies are often growing more rapidly than larger capitalization companies, but tend to be more stable and established than small capitalization or emerging companies.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Although IPO investments have had a positive impact on some funds’ performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

To the extent that the Fund may invest in small capitalization companies, it may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies.

Direct equity investments. The Fund may invest in direct equity investments that the investment manager expects will become listed or otherwise publicly traded securities. Direct equity investments consist of (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. Direct equity investments are generally considered to be illiquid. To the degree that the Fund invests in direct equity investments that it considers to be illiquid, it will limit such investments so that they, together with the Fund's other illiquid investments, comply with the Fund's investment restriction on illiquid securities.

In most cases, the Fund will, at the time of making a direct equity investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment manager anticipates that these agreements may, in appropriate circumstances, provide the Fund with the ability to appoint a representative to the board of directors or similar body of the enterprise, and eventually to dispose of the Fund's investment in the enterprise through, for example, the listing of the securities or the sale of the securities to the issuer or another investor. In cases where the Fund appoints a representative, the representative would be expected to provide the Fund with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise. In addition, the Fund intends to make its direct equity investments in such a manner as to avoid subjecting the Fund to unlimited liability with respect to the investments. There can be no assurance that the Fund's direct equity investments will become listed, or that it will be able to sell any direct equity investment to the issuer or another investor. The extent to which the Fund may make direct equity investments may be limited by considerations relating to its status as a regulated investment company under U.S. tax law.

Direct equity investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of a public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities and the prices on these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, issuers whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s direct equity investments may include investments in smaller, less-seasoned companies, which may involve greater risks. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Foreign securities For purposes of the Fund's prospectus and SAI, "foreign securities" refers to non-U.S. securities. There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income (including capital gains or other amounts), taxation on a retroactive basis, sudden or unanticipated changes in foreign tax laws, financial transaction taxes, denial or delay of the realization of tax treaty benefits, payment of foreign taxes not available for credit or deduction when passed through to shareholders, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments, including sanctions imposed by other countries or governmental entities, that could affect investments in securities of issuers in foreign nations. There is no assurance that the investment manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries' legal institutions, financial markets and services are less developed than those in the U.S. or other major economies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund's assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

On January 31, 2020, the United Kingdom (UK) left the European Union (EU) ("Brexit"). The UK and the EU have reached an agreement that governs the relationship between the UK and the EU following the UK's departure from the EU in areas such as trade in goods and in certain services. Brexit may have adverse effects on asset valuations and renegotiation of current trade agreements, as well as an increase in financial regulation of EU banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund's investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

The holding of foreign securities may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies (PFICs) and the imposition of a PFIC tax on the Fund resulting from such investments.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund's share price, income and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the investment manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund's investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund's exposure to foreign securities losses.

The Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Fund interprets its fundamental restriction regarding purchasing and selling physical commodities to permit the Fund (subject to the Fund’s investment goals and general investment policies as stated in the Fund’s prospectus and SAI) to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into foreign currency futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Fund also interprets its fundamental restriction regarding purchasing and selling physical commodities to permit the Fund to invest in exchange-traded products or other entities that invest in physical and/or financial commodities, subject to the limits described in the Fund’s prospectus and SAI.

Illiquid securities Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act). If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s board of trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of a Fund to decline.

Interfund lending program Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions and only subject to meeting the conditions of the Lending Order.

The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund's flexibility with respect to making investments in those unaffiliated investment companies. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

Exchange-traded funds. The Fund may invest in exchange-traded funds (ETFs). Most ETFs are regulated as registered investment companies under the 1940 Act. Many ETFs acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers that are components of a particular index. Such ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. There are also actively managed ETFs that are managed similarly to other investment companies.

ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. The shares of an ETF may also be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to creation units, are generally purchased and sold in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Fund, like most other investors in ETFs, intends to purchase and sell ETF shares primarily in the secondary trading market, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the investment manager believes it is in the Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has similar risks as investing in a closed-end fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

The Fund will not acquire shares of other affiliated or unaffiliated open-end mutual funds, ETFs, or unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

Repurchase agreements Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank, broker-dealer or other counterparty and then to sell the securities back to such counterparty on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain un-invested. The counterparty must transfer to the Fund's custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The investment manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the investment manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund.

A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Fund's investment restriction on illiquid securities.

Securities lending To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers (referred to as "borrowers"). In exchange, the Fund receives cash collateral from a borrower at least equal to the value of the security loaned by the Fund. Cash collateral typically consists of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, and irrevocable letters of credit. The Fund may invest this cash collateral while the loan is outstanding and generally retains part or all of the interest earned on the cash collateral. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income.

For each loan, the borrower usually must maintain with the Fund's custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, the Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board (i.e., banks or broker-dealers that the investment manager has determined are not apparently at risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan). In addition, pursuant to the 1940 Act and SEC interpretations thereof, the aggregate market value of securities that may be loaned by the Fund is limited to 33 1/3% of the Fund's total assets or such lower limit as set by the Fund or its board.

The following is a description of the general risks associated with the Fund's investments:

Focus The greater the Fund's exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact of adverse events or conditions in such industry, sector, country, region or investment will have on the Fund's performance. To the extent the Fund has greater exposure to any single type of investment, the Fund's potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund’s investments are located in the same geographical region or subject to the same risks or concerns.

Inside information The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities and may impair the Fund's liquidity.

Liquidity Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

The market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds and ETFs.

Market The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Secondary listings risk The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Tracking and Correlation The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index, although several factors may affect its ability to achieve this correlation, including, but not limited to: (1) the Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by the Fund; (2) the Fund’s holding of less than all of the securities in the Underlying Index, including as part of a “representative sampling” strategy, and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of the Fund’s investments and those of its Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) the Fund’s share prices being rounded to the nearest cent; (7) changes to the Underlying Index that are not disseminated in advance; (8) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies, or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (10) the Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index. The investment activities of one or more of the investment manager’s affiliates, including other subsidiaries of the investment manager’s parent company for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track its Underlying Index. For example, in regulated industries, certain emerging or international markets and corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the investment manager, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the investment manager’s affiliates. While close tracking of the Fund to its Underlying Index may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the shares of the Fund may diverge significantly from the cumulative percentage decrease or increase in the Underlying Index due to a compounding effect.

Portfolio turnover Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

The Fund's portfolio turnover rates are disclosed in the sections entitled “Portfolio Turnover” and “Financial Highlights” of the Fund's prospectus.

Policies and Procedures Regarding the Release of Portfolio Holdings

On each business day of the Fund, before the opening of regular trading on the Fund's primary listing exchange, the Fund will disclose on its website (https://www.franklintempleton.com/investments/options/exchange-traded-funds) certain information relating to the portfolio holdings that will form the basis for the Fund's next calculation of NAV per share. Consistent with current law, the Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Each business day, the Fund’s portfolio holdings information will be provided to Franklin Distributors, LLC (Distributors), an affiliate of the Fund's investment manager and sub-advisor (as applicable), or other agents for dissemination through the facilities of the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants”) that have been authorized by Distributors to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund in the ordinary course of business. The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers and service providers to the Fund, including Authorized Participants and pricing services.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Distributors, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Officers and Trustees

The Trust has a board of trustees. Each trustee will serve until that person resigns or retires and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, appoints the officers of the Trust who are responsible for administering the Trust's day-to-day operations. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Alison J. Baumann (1966)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2024*	58	San Mateo Police Activities League (nonprofit) (2016-present).

Principal Occupation During at Least the Past 5 Years:

Director & Chair Elect and member of governance, finance, scholarship and nominating committees, San Mateo Police Activities League (2016-present) (nonprofit); Global Head of Product Governance, Franklin Templeton (2020-2022) (financial services/asset management); Executive Vice President, Global Product Strategy, Franklin Templeton (2010-2020) (financial services/asset management); 401(k) Employee Retirement Plan Committee Member, Franklin Templeton (2017-2019) (oversight); Senior Vice President, Franklin Templeton Institutional LLC (2009-2022) (financial services ); Vice President; Senior Vice President, Franklin/Templeton Distributors, Inc. (2006-2021) (financial services).

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chair of the Board	Trustee since 2016 and Chair of the Board since October 2024	58

AssetMark Financial Holdings, Inc. (investment solutions) (2018-present), PhonePe (payment and financial services) (2020-present) and Meesho (eCommerce company) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited (eCommerce company) (2019-2020), CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018), Zentific Investment Management (hedge fund) (2015-2018), and FinTech Evolution Acquisition (eCommerce company) (2021-2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (2021-2023); Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2020	58

IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present), LegalShield (consumer services) (2020-present); and formerly, Fluor Corporation (construction and engineering) (2014-2020) and Focus Financial Partners, LLC (financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	58	None

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor[2] (1967) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer – Investment Management	Trustee since October 2024 and President and Chief Executive Officer – Investment Management since 2016*	58	None

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

Harris Goldblat (1969) 100 First Stamford Place 6th Floor Stamford, CT 06902	Vice President and Secretary	Since 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton fund complex; formerly, Managing Director and Associate General Counsel for Legg Mason & Co.

Fred Jensen (1963) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.

David Mann (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Head of Global ETF Product and Capital Markets, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Todd Mathias (1983) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2023	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Head of US ETF Product Strategy, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2019	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton fund complex.

Note 1: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

1. Information is for the calendar year ended December 31, 2024, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Patrick O’Connor is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer at Franklin Advisory Services LLC and Franklin Advisers Inc.

* Ms. Baumann and Mr. O’Connor were each elected by shareholders of the Trust to serve as Trustees effective October 8, 2024.

** During the two most recently completed calendar years, Ms. Baumann owned shares of common stock in Franklin Resources, the parent company of the investment manager, sub-adviser, as applicable, and the distributor, in excess of $120,000. Prior to becoming a Trustee, she completely disposed of that common stock interest.

The Trust's independent board members constitute the sole independent board members of five investment companies in the Franklin Templeton complex. Effective January 1, 2025, each independent board member is paid a $130,000 annual retainer fee, together with a $15,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. Rohit Bhagat, who serves as Chair of the Board of the Trust and such other investment companies, is paid an annual supplemental retainer of $35,000 for serving as the Chair of each such board, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $5,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Deborah D. McWhinney, who serves as chair of the Audit Committee of the Trust and such other funds, receives a fee of $20,000 per year, a portion of which is allocated to the Trust. Board members who serve on the Nominating and Governance Committee of the Trust and such other funds are paid a $5,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Anantha K. Pradeep, who serves as chair of the Nominating and Governance Committee of the Trust and such other funds, receives a fee of $15,000 per year, a portion of which is allocated to the Trust. Prior to January 1, 2025, each independent board member was paid a $130,000 annual retainer fee, together with a $15,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees were allocated to the Trust. To the extent held, compensation may also have been paid for attendance at specially held board meetings. The Chair of the Board of the Trust and five other investment companies in the Franklin Templeton fund complex was paid an annual supplemental retainer of $15,000 for serving as Chair of each such board, a portion of which was allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds were paid a $3,000 fee per Committee meeting in which they participated, a portion of which was allocated to the Trust. The Chair of the Audit Committee of the Trust and such other funds received a fee of $20,000 per year, a portion of which was allocated to the Trust. Board members serving on the Nominating and Governance Committee of the Trust and such other funds were paid a $3,000 fee per Committee meeting in which they participated, a portion of which was allocated to the Trust. The Chair of the Nominating and Governance Committee of the Trust and such other funds received a fee of $10,000 per year, a portion of which was allocated to the Trust.

The following table provides information regarding compensation paid to the independent board members.

Name	Total Fees Received from the Fund[1] ($)	Total Fees Received from Franklin Templeton ($)[2]	Number of Boards in Franklin Templeton on which Each Serve[3]
Alison J. Baumann[4]	N/A	48,027	5
Rohit Bhagat	N/A	231,833	5
Deborah D. McWhinney	N/A	196,000	5
Anantha K. Pradeep	N/A	206,000	5

1.	As the Fund was not in operation prior to the date of this SAI, the Fund has not yet paid any compensation to the Trustees
2.	For the calendar year ended December 31, 2024.
3.

We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

4.	Ms. Baumann was elected by shareholders of the Trust to serve as Trustee effective October 8, 2024.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2024.

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex

Alison J. Baumann	None	None
Rohit Bhagat	None	None
Deborah D. McWhinney	None	None
Anantha K. Pradeep	None	None

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex

Patrick O’Connor	None	Over $100,000

Board committees The board maintains two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee is generally responsible for recommending the selection of the Fund’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund’s financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Fund: Alison J. Baumann, Rohit Bhagat, Deborah D. McWhinney (Chair) and Anantha Pradeep. The Nominating and Governance Committee is comprised of the following independent trustees of the Fund: Alison J. Baumann, Rohit Bhagat, Deborah D. McWhinney and Anantha Pradeep (Chair).

The Nominating and Governance Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board members and the full board; and (b) for selection and nomination as interested board members by the full board. The Nominating and Governance Committee also oversees Board governance and related Trustee practices, including, among other things, reviewing and making recommendations concerning Board structure and operations and overseeing the annual Board self-assessment.

When the board has or expects to have a vacancy, the Nominating and Governance Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating and Governance Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating and Governance Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating and Governance Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating and Governance Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating and Governance Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating and Governance Committee.

No historical information regarding meetings of the Board is given because the Fund is newly offered.

Board role in risk oversight The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation, liquidity and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager's internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager's investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s investment manager provides periodic reports to the board that enable the board to oversee the Fund's investment manager, as the board's Valuation Designee, in monitoring and assessing material risks associated with fair valuation determinations, including material conflicts of interest. In addition, the board reviews the investment manager's performance of an annual valuation risk assessment under which the investment manager seeks to identify and enumerate material valuation risks which are or may be impactful to the Fund including, but not limited to (1) the types of investments held (or intended to be held) by the Fund, giving consideration to those investments’ characteristics; (2) potential market or sector shocks or dislocations which may affect the ongoing valuation operations; and (3) the extent to which each fair value methodology uses unobservable inputs. The investment manager reports any material changes to the risk assessment, along with appropriate actions designed to manage such risks, to the board.

With respect to liquidity risk, the board receives liquidity risk management reports under the Fund’s Liquidity Risk Management (LRM) Program and reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the LRM Program and assesses its adequacy and effectiveness of implementation as well as any material changes to the LRM Program.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. The Chairperson of the Board is an independent board member who, in addition to presiding at board meetings also, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The Chairperson also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to each Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during at least the past five years. In addition to personal qualities, such as integrity, the role of an effective Trust board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The Board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Board. As indicated, Rohit Bhagat has extensive experience in the asset management and financial services industries, Deborah D. McWhinney has extensive management, risk and cyber security experience, Anantha K. Pradeep has served as Chief Executive Officer of consulting and technology companies, Alison J. Baumann has prior experience in the asset management industry, including previously serving as Global Head of Product Governance at Franklin Templeton and Patrick O’Connor has investment management and risk oversight experience as a high ranking executive officer within Franklin Templeton.

Fair Valuation

The Fund’s board of trustees has designated the investment manager as the board’s Valuation Designee to perform fair value determinations for the Fund and to assess any material risks associated with such determinations, including material conflicts of interest, if any. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Fund. The Fund’s investment manager and its affiliates have formed a Valuation Committee (VC) to assist these obligations. The VC oversees and administers the policies and procedures governing fair valuation determination of securities. The VC meets monthly to review and approve fair value reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC also reviews the investment manager’s annual valuation risk assessment and provides periodic reports to the board of trustees regarding pricing determinations.

The Fund's policies and procedures governing fair valuation determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff, or another group within Franklin Templeton, conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Proxy Voting Policies and Procedures

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager. The Policies are included in Appendix A. Shareholders may also view the complete Policies online at www.franklintempleton.com. Copies of the Fund’s proxy voting records are available online at www.franklintempleton.com (search proxy voting records) and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Management and Other Services

Investment manager and services provided Franklin Advisory Services, LLC (Advisory Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the investment manager of the Fund. Advisory Services is an indirect, wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund. The investment manager also selects the brokers who execute the Fund’s portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager’s investment activities. To protect the Fund, the investment manager, sub-advisor, and its officers, directors and employees are covered by fidelity insurance.

The investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund, its investment manager, sub-advisor, and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager, sub-advisor, and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

The Fund's sub-advisor is Franklin Templeton Institutional, LLC (FT Institutional). The sub-advisor has an agreement with Advisory Services and provides Advisory Services with investment management advice, research and assistance. The sub-advisor's activities are subject to the board's review and control, as well as Advisory Services' instruction and supervision.

Management fees The Fund pays the investment manager a unified management fee for managing the Fund’s assets. Pursuant to the investment management agreement with the Trust on behalf of the Fund, Advisory Services reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund's investment in a Franklin

Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is equal to the following annual rate of the average daily net assets of the Fund:

International Dividend Multiplier Index ETF	0.19%
U.S. Dividend Multiplier Index ETF	0.09%

The fee is calculated daily and paid monthly according to the terms of the management agreement.

As the Fund was not in operation prior to the date of this SAI, the Fund has not yet paid any management fees.

Advisory Services pays FT Institutional for its services to the Fund.

With respect to the Fund, Advisory Services pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by the Fund to Advisory Services (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to Advisory Services, minus any Fund fees and/or expenses waived or reimbursed by Advisory Services, including as part of the Fund’s unitary management fee structure pursuant to the investment management agreement between Advisory Services and the Trust, on behalf of the Fund, minus (ii) any fees payable by Advisory Services to Franklin Templeton Services, LLC for fund administrative services. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and Advisory Services.

Portfolio managers

The following table identifies the portfolio managers, the number of other accounts (other than the Fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated, as applicable. Unless noted otherwise, all information is provided as of November 30, 2024.

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)

Basit Amin	Registered Investment Companies	27 7 None	10,886.2 728.3 None	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Joe Diederich	Registered Investment Companies	27 7 None	10,886.2 728.3 None	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Hailey Harris	Registered Investment Companies	27	10,886.2	None	None

	7 None	728.3 None	None None	None None

Other Pooled Investment Vehicles
Other Accounts

Dina Ting	Registered Investment Companies	28 28 None	14,899.7 4,742.5 None	None None None	None None None

Other Pooled Investment Vehicles
Other Accounts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

• Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

• Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

• Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. Because the Fund has not commended operations prior to the date of this SAI, the portfolio managers did not own any shares of the Fund as of the date of this SAI.

Administrator and services provided Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The investment manager pays FT Services a monthly fee equal to 105% of the internal costs incurred by FT Services for providing administrative services to the Fund. The investment manager also reimburses FT Services for fees paid by FT Services to any third-party service provider for sub-administration and other services contemplated by the agreement between the investment manager and FT Services. The fee is paid by the investment manager and is not an additional expense of the Fund. As the Fund was not in operation prior to the date of this SAI, the Fund has not yet paid any administration fees.

Transfer agent State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016, acts as the Fund’s transfer agent and dividend-paying agent.

Sub-administrator State Street has an agreement with FT Services to provide certain sub-administrative services for the Fund. The administrative services provided by State Street include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Goldman Sachs Agency Lending or State Street serves as each Fund’s securities lending agent (together, the "Securities Lending Agent").

Custodian State Street also acts as custodian of the Fund’s securities and other assets (Custodian). The Custodian is located at One Congress Street, Suite 1, Boston, MA 02114-2016. As foreign custody manager, the Custodian selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, is the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Fund's Form N-CSR filed with the SEC.

Payments to Financial Intermediaries The investment manager, Distributors and/or their affiliates may enter into contractual arrangements with certain broker-dealers and other financial intermediaries that the investment manager, Distributors and/or their affiliates believe may benefit the Fund. Pursuant to such arrangements, the investment manager, Distributors and/or their affiliates may provide cash payments or non-cash compensation to intermediaries for certain activities related to the Fund. Such payments are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as participating in marketing activities and presentations, educational training programs, conferences, data collection and provision, technology support, the development of technology platforms and reporting systems. The investment manager, Distributors and/or their affiliates may also pay intermediaries for certain printing, publishing and mailing costs associated with the Fund or materials relating to ETFs in general.

In addition, the investment manager, Distributors and/or their affiliates may make payments to intermediaries that make Fund shares available to their clients or for otherwise promoting the Fund. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different intermediaries. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. As of March 31, 2024, the intermediaries receiving such payments include Avantax Investment Services, Cetera Financial Group, Hantz Financial Services, LPL Financial LLC, Morgan Stanley Smith Barney, Osaic Wealth Inc., Pershing LLC, Raymond James Financial and Sanctuary Wealth Group, LLC. Any additions, modifications or deletions to this list of financial intermediaries that have occurred since the date noted above are not included in the list.

Any payments described above by the investment manager, Distributors and/or their affiliates will be made from their own assets and not from the assets of the Fund. Although a portion of the investment manager’s revenue comes directly or indirectly in part from fees paid by the Fund, payments to financial intermediaries are not financed by the Fund and therefore do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund or reduce the amount received by a shareholder as proceeds from the redemption of Fund shares. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

The investment manager periodically assesses the advisability of continuing to make these payments. Payments to a financial intermediary may be significant to that intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the intermediary and its clients. For example, these financial incentives may cause the intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her intermediary firm.

Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive. Any payments made, or financial incentives offered, by the investment manager, Distributors and/or their affiliates made to an intermediary may create the incentive for the intermediary to encourage customers to buy shares of the Fund.

Portfolio Transactions

The investment manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the trading department of the investment manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the investment manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the investment manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The investment manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the investment manager believes that trading on a principal basis will provide best execution. Orders for fixed income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The investment manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the investment manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the investment manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the investment manager may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the investment manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the investment manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the investment manager in carrying out its overall responsibilities to its clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

Because Distributors is a member of the Financial Industry Regulatory Authority (FINRA), it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the investment manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

No historical information regarding brokerage commissions paid for portfolio transactions is given because the Fund is newly offered. In addition, no historical information regarding directed brokerage transactions or brokerage transactions or brokerage commissions paid in relation to research services is given because the Fund is newly offered.

No historical information regarding securities issued by the Fund’s broker/dealers held by the Fund is given because the Fund is newly offered.

Because the Fund may, from time to time, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

Distributions and Taxes

The discussion below pertains to all Funds, unless otherwise noted.

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the

Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from 2017 legislation commonly known as the Tax Cuts and Jobs Act ("TCJA"). Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Distributions As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to declare and pay income dividends at least quarterly from its net investment income. Capital gains, if any, may be paid by each Fund at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Distributions in cash may be reinvested automatically in additional whole Fund shares only if the broker through whom you purchased the shares makes such option available.

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you at ordinary income tax rates. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains.  The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $48,350 in 2025 ($96,700 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $533,400 or $600,050, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $533,400 and married individuals filing jointly with taxable income in excess of $600,050. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital. If the Fund's distributions exceed its earnings and profits (i.e., generally, its taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Dividend reinvestment. Brokers, at their own discretion, may offer a dividend reinvestment service under which Fund shares are purchased in the secondary market at current market prices. Investors should consult their broker for further information regarding any dividend reinvestment service offered by such broker. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

Investments in foreign securities  The following paragraphs describe tax considerations that are applicable to the Fund's investments in foreign securities.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.

Pass-through of foreign taxes. If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of the foreign taxes paid by the Fund. Both the Fund and you must meet certain holding period requirements in order for you to claim a credit for foreign taxes on foreign source dividends. The taxes will not be creditable unless the stock was held by the Fund for at least 16 days during the 31 day period beginning 15 days before the stock becomes ex dividend (46 day holding period in respect of dividends on preferred stocks attributable to a period exceeding 366 days). Similarly, you must hold your Fund shares for at least 16 days during the 31 day period beginning 15 days before the Fund distribution goes ex dividend. If the Fund elects to pass through foreign taxes, the Fund may report more taxable income than it actually distributes because the Fund is required to include the foreign taxes passed through to you as additional dividend income. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The use of qualified dividends may reduce the otherwise available foreign tax credits on your federal income tax return. The information necessary to claim the foreign taxes paid by the Fund as a deduction or credit on your personal income tax return will be provided by the broker if the Fund makes this election.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund's designation of a foreign security as a PFIC security will cause the income dividends of any designated securities to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

Information on the amount and tax character of distributions The broker will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends reported by the Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. Such characterization will not result in more income being reported by the Fund, but rather will allow the broker to report dividends in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, the Fund may distribute, for a U.S. investor, as an ordinary income, qualified dividend, or capital gain dividend (a distribution of net long-term capital gains) or, for a non-U.S. investor, as an interest-related, short-term capital gain, or capital gain dividend, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, the Fund may at times find it necessary to reclassify income after you receive your tax reporting statement and you may receive a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend." At the time you purchase your Fund shares, the price of the shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”

Election to be taxed as a regulated investment company The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement. The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement. The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

Asset diversification test. The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

• 98% of its taxable ordinary income earned during the calendar year;

• 98.2% of its capital gain net income earned during the 12-month period ending October 31; and

• 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years. Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property) foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or on your year-end tax statements.

Medicare tax An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from the sales of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare tax is reported by you on, and paid with, your federal income tax return.

Sales of exchange-listed Fund shares Sales of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, you are required to report any gain or loss on your sale. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Sales at a loss within six months of purchase. Any loss incurred on the sale of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting  The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of the Fund shares generally determines the amount of the capital gain or loss realized on the sale of Fund shares. Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account. Capital gains and losses on sales of Fund shares are generally taxable transactions for federal and state income tax purposes.

Creations and redemptions of creation units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gain or loss. Any loss upon a redemption of Creation Units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to sections 351 and 362 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax certification and backup withholding Tax laws require that you certify your tax information with the broker when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, you may be subject to federal backup withholding at 24%, and state backup withholding may also apply, on a portion of your taxable distributions and sales proceeds unless you:

• provide your correct Social Security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

The broker must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

U.S. government securities The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to investment company dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified dividends and the corporate dividends-received deduction For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain tax rates. For single individuals with taxable income not in excess of $48,350 in 2025 ($96,700 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $533,400 or $600,050, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $533,400 and married individuals filing jointly with taxable income in excess of $600,050. An additional 3.8% Medicare tax may also be imposed as discussed above.

“Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend (or in the case of certain preferred stocks, for at least 91 days during the 181-day period beginning 90 days before the stock becomes ex-dividend). Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualified dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Each year the Fund will report the portion of the income dividends paid by the Fund that are eligible for treatment as qualified dividend income, if any, and for the corporate dividends-received deduction, if any. The amounts reported by the Fund may vary significantly each year depending on the particular mix of the Fund’s investments. If the percentage of qualified dividend income or dividend income eligible for the corporate dividends-received deduction is quite small, the Fund reserves the right to not report the small percentage of qualified dividend income for individuals or income eligible for the corporate dividends-received deduction for corporations.

Investment in complex securities  The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund; therefore, this section should be read in conjunction with the discussion above under “Goals, Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  Gain or loss recognized by the Fund on the sale or other disposition of its portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Derivatives. The Fund may invest in certain derivative contracts, including some or all of the following types of investments: financial and futures contracts; foreign currency contracts; and forward and futures contracts on foreign currencies. The tax treatment of certain forward and futures contracts entered into by the Fund, may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable, even though the Fund continues to hold the contracts. The Fund may be required to distribute this income and gains annually in order to avoid income or excise taxes on the Fund. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

Constructive sales. The Fund's entry into certain derivative instruments, including forward contracts and futures could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Securities lending transactions. The Fund may obtain additional income by lending its securities, typically to brokers. All amounts that are paid to the Fund in a securities lending transaction, including substitute dividend or interest payments, are treated as a “fee” for the temporary use of property. As a result, any substitute dividend payments received by the Fund are neither qualified dividend income eligible for taxation at reduced long-term capital gain rates in the case of individual shareholders nor eligible for the corporate dividends received deduction in the case of corporate shareholders. Similarly, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign taxes to shareholders.

Structured investments. The Fund may invest in instruments that are designed to restructure the investment characteristics of a security or securities, such as certain structured notes, swap contracts, or swaptions. By investing in these securities, the Fund could be subject to tax consequences that differ from those of an investment in traditional debt or equity securities.

Tax straddles. If the Fund invests in certain derivative instruments, if it actively trades stock or otherwise acquires a position with respect to substantially similar or related property in connection with certain hedging transactions, or if it engages in spread, straddle or collar transactions, it could be deemed to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds offsetting securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

State income taxes Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by the TCJA, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished to shareholders and the IRS annually with respect to the amount and character of dividends paid will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. Contact your broker with respect to any state information reporting requirements applicable to your investment in the Fund.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information on www.franklintempleton.com to assist shareholders with the preparation of their federal and state income tax returns. Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors  Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains, and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.  Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before such property of a nonresident alien decedent can be released to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.  Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.

Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (USRPI) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment company will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (USRPHC). If a regulated investment company is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or a lower treaty rate.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions should be subject to FIRPTA reporting and tax withholding.

Foreign Account Tax Compliance Act Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by

U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights, Principal Holders and Additional Information Concerning the Trust

The Fund is a diversified series of Franklin Templeton ETF Trust (Trust), an open-end management investment company. The Trust was organized as a Delaware statutory trust effective October 9, 2015 and is registered with the U.S. Securities and Exchange Commission (SEC).

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval.

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

Following the creation of the initial Creation Unit(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Because the Fund had not commenced operations prior to the date of this SAI, no Depository Trust Company (DTC) participant owned of record 5% or more of the outstanding shares of the Fund.

Because the Fund had not commenced operations prior to the date of this SAI, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund as of the date of this SAI.

The board members of the Fund may own shares in other funds in Franklin Templeton.

DTC acts as securities depository for shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between its participants (DTC Participants), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within the Depository Trust & Clearing Corporation (DTCC) and became wholly owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but the New York Stock Exchange and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC Board of Directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (Indirect Participants).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust sells shares of the Fund only in Creation Units on a continuous basis through Distributors or its agent, without a sales load, at a price based on the Fund’s NAV next determined after receipt, on any Business Day (as defined below), of an order received by Distributors or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund:

Fund	Shares Per Creation Unit
International Dividend Multiplier Index ETF	100,000
U.S. Dividend Multiplier Index ETF	50,000

In its discretion, the investment manager reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board.

A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

Fund Deposit. The consideration for purchase of Creation Units of the Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted)) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit, when combined with the Fund’s portfolio securities, assets or other positions, is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund.

The “Cash Component” is generally an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities which serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. Please see the Cash purchase method section below and the following discussion summarizing the in-kind method for further information on purchasing Creation Units of the Fund.

The Fund’s investment manager makes available through the NSCC on each Business Day prior to the opening of business on the Listing Exchange, the list of names and the required number of shares of each Deposit Security and the amount of the Cash Component (if any) to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for the Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of shares of the Deposit Securities and the amount of the Cash Component changes as a result of changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment manager with a view to the investment goal of the Fund.

The Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Trust, and the Trust’s determination shall be final and binding.

The Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the facilities of DTC (DTC Facilities) or the clearing process through the Continuous Net Settlement System of the NSCC (NSCC Clearing Process), a clearing agency that is registered with the SEC (as discussed below), or that the Authorized Participant is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in other circumstances, including circumstances in which: (i) the delivery of the Deposit Security by the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations.

Cash purchase method. Although the Trust does not ordinarily permit partial or full cash purchases of Creation Units of the Fund, when partial or full cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

Creation Units An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers (Authorized Participant Agreement) that allows such member or participant to place orders for the purchase and redemption of Creation Units. To be eligible to place orders with Distributors and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the NSCC Clearing Process, or (ii) a DTC Participant, and, in either case, must have executed an Authorized Participant Agreement with Distributors with respect to creations and redemptions of Creation Units. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant. Creation Units may be purchased only by or through an Authorized Participant that has entered into an Authorized Participant Agreement with Distributors. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be an Authorized Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of Authorized Participants.

Placement of creation orders. An Authorized Participant must submit an irrevocable order to purchase shares of the Fund, in proper form, generally before 4 p.m., Eastern time on any Business Day in order to receive that day’s NAV. Orders for Creation Units must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Distributors or its agent pursuant to procedures set forth in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time), as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach

Distributors or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund’s deadline described above for the submission of purchase orders and the Fund’s deadline for the submission of redemption orders is referred to as the Fund’s “Cutoff Time.” Please see the Authorized Participant Agreement and Authorized Participant Handbook for information regarding the Fund’s Cutoff Times. Distributors or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of Distributors’ or its agent’s proprietary website maintained for this purpose.

Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to Distributors or its agent by the Cutoff Time on such Business Day.

Upon receiving an order for a Creation Unit, Distributors or its agent will notify the investment manager and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian.

The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for all transaction-related fees, expenses and other costs (as described below), as well as any applicable cash and/or collateral amounts as specified by the Trust, in connection with any purchase order.

Once a purchase order has been accepted, it will be processed based on the NAV next determined after such acceptance in accordance with the Fund’s Cutoff Times as provided in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time) and disclosed in this SAI.

Acceptance of orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Fund are in place for delivery of the Deposit Securities, and the payment of the Cash Component and any other cash amounts which may be due, an order will be accepted, subject to the Fund’s right (and the right of Distributors and the investment manager) to reject any order until acceptance, and to revoke or cancel an order not in proper form as of the prescribed settlement date as set forth below and/or in accordance with the applicable Authorized Participant Agreement.

Once an order has been accepted, Distributors or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC's position does not prohibit the suspension or rejection of creations in all instances. The Fund reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC's position, to reject or revoke a creation order transmitted to it by Distributors or its agent, including, for example, if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of the Fund, be unlawful; or (v) circumstances outside the control of the Fund make it impossible to process purchase orders for all practical purposes. Distributors or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, the Fund’s custodian, the sub-custodian and Distributors or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component together with transaction fees and any other cash amounts due have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, Distributors or its agent and Advisory Services shall be notified of such delivery and the

Fund will issue and cause the delivery of the Creation Unit. Typically, Creation Units are issued on a “T+1 basis” (i.e., the first Business Day after trade date (except as otherwise agreed by the Fund and an Authorized Participant)). The Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.

To the extent contemplated by an Authorized Participant Agreement with Distributors, the Fund will issue Creation Units to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with the Fund’s then-effective procedures. The Trust may use such cash deposit at any time to buy Deposit Securities for the Fund. The only collateral that is acceptable to the Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 1 p.m., Eastern time on the prescribed settlement date or such other time as designated by the Fund’s custodian. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from Distributors or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

Costs associated with creation transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time, the investment manager, in its sole discretion, may reimburse the Authorized Participant for all or a portion of the creation transaction fee. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard creation transaction fees and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge for Creations[1]
International Dividend Multiplier Index ETF U.S. Dividend Multiplier Index ETF	$750 $200	3% 3%

1.	As a percentage of the net asset value per Creation Unit.

Please see the Authorized Participant Handbook (as may be amended or supplemented from time to time) for additional information regarding the Fund’s standard creation transaction fees and any additional fees charged to the Fund.

Redemption of Creation Units. Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by Distributors or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market. The Fund generally redeems Creation Units for Fund Securities (as defined below) and the Cash Amount (as defined below). Please see the Cash redemption method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.

The Fund’s investment manager makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities, assets or other positions (including any portion of such securities, assets or other positions for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (Fund Securities), and an amount of cash as described below (Cash Amount) (if any). Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Together, the Fund Securities and the Cash Amount constitute the “Fund Redemption.” Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Fund reserves the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Trust, in accordance with applicable law, and the Trust’s determination shall be final and binding.

The Fund may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security that may not be eligible for transfer through DTC Facilities or the NSCC Clearing Process or that the Authorized Participant is not able to trade due to a trading restriction. The Fund also reserves the right to permit or require a “cash in lieu” amount in other circumstances, including circumstances in which: (i) the delivery of a Fund Security to the Authorized Participant would be restricted under applicable securities or other local laws; (ii) the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant becoming restricted under applicable securities or other local laws; or (iii) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units for Fund Securities and the Cash Amount, but the Fund reserves the right to utilize a cash option for redemption of Creation Units.

Cash redemption method. Although the Trust does not ordinarily permit partial or full cash redemptions of Creation Units of the Fund, when partial or full cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs associated with redemption transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time, the investment manager, in its sole discretion, may reimburse the Authorized Participant for all or a portion of the redemption transaction fee. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth the Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions[1]
International Dividend Multiplier Index ETF U.S. Dividend Multiplier Index ETF	$750 $200	2% 2%

1.	As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Please see the Authorized Participant Handbook (as may be amended or supplemented from time to time) for additional information regarding the Fund’s standard redemption transaction fees and any additional fees charged to the Fund.

Placement of redemption orders. Redemption requests for Creation Units of the Fund must be submitted to Distributors or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund, in proper form, generally before 4 p.m., Eastern time on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Please see the Authorized Participant Agreement and Authorized Participant Handbook for information regarding the Fund’s Cutoff Times.

The Authorized Participant must transmit the request for redemption in the form required by the Fund to Distributors or its agent in accordance with procedures set forth in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time). Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day; (ii) a request in form satisfactory to the Fund is received by Distributors or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time) are properly followed. If the transfer agent does not receive the investor’s shares through DTC Facilities by 10 a.m., Eastern time on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for such transfers of shares through the DTC Facilities may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC Facilities by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, Distributors or its agent shall notify the Fund and the Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. Once a redemption request has been accepted, it will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and Authorized Participant Handbook (as may be amended or supplemented from time to time) and disclosed in this SAI.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made as of the first Business Day following the trade date (i.e., "T+1"), except as otherwise agreed by the Fund and an Authorized Participant. The Fund reserves the right to settle redemption transactions later than T+1 if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market.

If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.

Although the Trust does not ordinarily permit cash redemptions of Creation Units in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter).

To the extent contemplated by an Authorized Participant Agreement with Distributors, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to 10 a.m., Eastern time on the prescribed settlement date, Distributors or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered no later than 10 a.m., Eastern time on the prescribed settlement date and shall be held by the Fund’s custodian and marked-to-market daily. The fees of the Fund’s custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement will permit the Fund to purchase missing Fund shares or acquire the Deposit Securities and the Cash Amount underlying such shares, and will subject the Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares, the Deposit Securities or Cash Amount and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Custom baskets. The Fund may utilize custom creation or redemption baskets consistent with Rule 6c-11 under the 1940 Act. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or in-kind redemption basket and therefore has additional cash included in lieu of such instrument. The Trust has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the investment manager who are required to review each custom basket for compliance with the parameters.

The Underwriter

Franklin Distributors, LLC (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Shares are continuously offered for sale by the Fund through Distributors or its agent only in Creation Units, as described in the prospectus and above in the “Creation and Redemption of Creation Units” section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by Distributors or its agent. Distributors or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

Distributors may enter into agreements with securities dealers (Soliciting Dealers) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees The board has adopted a plan pursuant to Rule 12b-1 for the Fund. However, no Rule 12b-1 plan fee is currently charged to the Fund, and there are no plans in place to impose a Rule 12b-1 plan fee. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage purchases of Fund shares and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the investment manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

The plan is a compensation type plan. Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to the Fund are based only on the fees attributable to that particular Fund and are calculated, as a percentage of such Fund's net assets, over the 12-month period of February 1 through January 31. Because this 12-month period may not match the Fund’s fiscal year, the amount, as a percentage of the Fund's net assets, for the Fund’s fiscal year may vary from the amount stated under the plan, but will never exceed that amount during the 12-month period of February 1 through January 31. In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

Disclaimers

VettaFi LLC

Neither Fund is issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”) or any of its index calculations agents, if any. VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the VettaFi New Frontier International Dividend Select Index and the VettaFi New Frontier U.S. Dividend Select Index (the “Indexes”) to track general market performance. VettaFi’s only relationship to FTC is the licensing of the Indexes which is determined, composed and calculated without regard to FTC or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.

VettaFi New Frontier International Dividend Select Index and VettaFi New Frontier U.S. Dividend Select Index are servicemarks of VettaFi and their use is granted under a license from VettaFi. Neither VettaFi nor any of its index calculation agents, if any, guarantee the accuracy and/or completeness of the Indexes or any data included therein and neither VettaFi nor its agents shall have any liability for any errors, omissions, interruptions or defects therein. VettaFi makes no warranty, express or implied, representations or promises, as to results to be obtained by FTC or any other person or entity from the use of the Index or any data included therein. VettaFi makes no express or implied warranties, representations or promises, regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall VettaFi or its index calculation agents, if any, have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

Franklin Templeton

Neither FTC, Advisory Services, FT Institutional or any of their affiliates (together, “Franklin Templeton”) guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and Franklin Templeton shall not have any liability for any errors, omissions or interruptions therein. Franklin Templeton does not make any warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Franklin Templeton does not make any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Templeton have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

FRANKLIN TEMPLETON INVESTMENT SOLUTIONS Proxy Voting Policies & Procedures An SEC Compliance Rule Policy and Procedures*	March 2024

Appendix A

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Templeton Investment Solutions, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Advisory Services, LLC (FASL)

Franklin Mutual Advisers LLC (FMA)

Franklin Templeton Investments Corp. (FTIC)

Franklin Templeton Investment Management Limited (FTIML)

Templeton Asset Management Ltd. (TAML)

The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

In addition, the Investment Managers receive in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the investment manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

The following Proxy Policies apply to FASL only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require. Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote. Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.

In addition, the investment managers receive in-house voting research from Franklin Templeton’s Stewardship Team (FT Stewardship). FT Stewardship provides customized research on specific corporate governance issues that is tailored to the investment manager and corporate engagement undertaken. This research may include opinions on voting decisions, however there is no obligation or inference for the investment manager to formally vote in line with these opinions. This research supports the independent vote decision making process, and may reduce reliance on third-party advice for certain votes.

The following Proxy Policies apply to FTIC, FTIML, and TAML only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.

The following Proxy Policies apply to FTIC only:

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

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FRANKLIN TEMPLETON ETF TRUST

FILE NOS. 333-208873 & 811-23124

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)	Certificate of Trust dated October 9, 2015 Filing: Initial Filing on Form N-1A File No. 333-208873 Filing Date: January 5, 2016

(ii)

Amended and Restated Agreement and Declaration of Trust dated October 19, 2018

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 14, 2019

(b)	By-Laws

(i)	Amended and Restated By-Laws effective as of October 19, 2018 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: June 14, 2019

(c)	Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers

(d) Article VIII, Certain Transactions: Section 4

(e) Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports: Section 1, 2 and 3 (c) Article VII, General Matters: Section 3, 4, 6 and 7 (d) Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(iv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(v)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Income Equity Focus ETF (formerly, Franklin Liberty U.S. Low Volatility ETF and Franklin U.S. Low Volatility ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Investment Grade Corporate ETF (formerly, Franklin Liberty Investment Grade Corporate ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(vii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(viii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Mid Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(ix)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Small Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Small Cap Equity ETF) and Franklin Advisers, Inc. dated December 1, 2017

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 27, 2018

(x)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Dynamic Municipal Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Municipal Green Bond ETF and Franklin Advisers, Inc. dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(xii)

Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF (formerly, Franklin Liberty Investment Grade Corporate ETF) between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(xiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Asia ex Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Australia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Russia ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Taiwan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Brazil ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE China ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE India ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Mexico ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE South Korea ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Switzerland ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE United Kingdom ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Canada ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvi)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Europe ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxvii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Germany ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxviii)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Hong Kong ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxix)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Eurozone ETF (formerly, Franklin FTSE Europe Hedged ETF) and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxx)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Japan Hedged ETF and Franklin Advisers, Inc. dated September 7, 2017

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(xxxi)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin High Yield Corporate ETF (formerly, Franklin Liberty High Yield Corporate ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Aggregate Bond ETF (formerly, Franklin Liberty International Aggregate Bond ETF) and Franklin Templeton Investment Management Limited dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxiii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Senior Loan ETF (formerly, Franklin Liberty Senior Loan ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxiv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Saudi Arabia ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxv)

Investment Management Agreement between Registrant, on behalf of Franklin FTSE Latin America ETF and Franklin Advisers, Inc. dated September 25, 2018

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(xxxvi)

Sub-Advisory Agreement on behalf of Franklin International Aggregate Bond ETF (formerly, Franklin Liberty International Aggregate Bond ETF) between Franklin Templeton Investment Management Limited and Franklin Advisers, Inc. dated March 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xxxvii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Bond ETF (formerly, Franklin Liberty U.S. Core Bond ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xxxviii)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xxxiv)

Amendment dated August 1, 2019 to Amended and Restated Investment Management Agreement dated December 1, 2017 between Registrant, on behalf of Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF) and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 9, 2019

(xl)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Genomic Advancements ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xli)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Intelligent Machines ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Disruptive Commerce ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xliii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Ultra Short Bond ETF (formerly, Franklin Liberty Ultra Short Bond ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xliv)

Sub-Advisory Agreement on behalf of Franklin U.S. Treasury Bond ETF (formerly, Franklin Liberty U.S. Treasury Bond ETF) between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated June 9, 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xlv)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Bond ETF (formerly, Franklin Liberty U.S. Treasury Bond ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(xlvi)

Assignment and Assumption Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Small Cap Equity ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlvii)

Assignment and Assumption Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlviii)

Assignment and Assumption Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xlix)

Assignment and Assumption Agreement on to the Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(l)

Assignment and Assumption Agreement on to the Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(li)

Assignment and Assumption Agreement on to the Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lii)

Assignment and Assumption Agreement on to the Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liii)

Assignment and Assumption Agreement on to the Franklin FTSE United Kingdom ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(liv)

Assignment and Assumption Agreement on to the Franklin FTSE Taiwan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lv)

Assignment and Assumption Agreement on to the Franklin FTSE Switzerland ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvi)

Assignment and Assumption Agreement on to the Franklin FTSE South Korea ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lvii)

Assignment and Assumption Agreement on to the Franklin FTSE Saudi Arabia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lviii)

Assignment and Assumption Agreement on to the Franklin FTSE Russia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lix)

Assignment and Assumption Agreement on to the Franklin FTSE Mexico ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lx)

Assignment and Assumption Agreement on to the Franklin FTSE Latin America ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxi)

Assignment and Assumption Agreement on to the Franklin FTSE Japan Hedged ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxii)

Assignment and Assumption Agreement on to the Franklin FTSE Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiii)

Assignment and Assumption Agreement on to the Franklin FTSE India ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxiv)

Assignment and Assumption Agreement on to the Franklin FTSE Hong Kong ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxv)

Assignment and Assumption Agreement on to the Franklin FTSE Germany ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvi)

Assignment and Assumption Agreement on to the Franklin FTSE Eurozone ETF (formerly, Franklin FTSE Europe Hedged ETF) between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxvii)

Assignment and Assumption Agreement on to the Franklin FTSE Europe ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxviii)

Assignment and Assumption Agreement on to the Franklin FTSE China ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxix)

Assignment and Assumption Agreement on to the Franklin FTSE Canada ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxx)

Assignment and Assumption Agreement on to the Franklin FTSE Brazil ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxi)

Assignment and Assumption Agreement on to the Franklin FTSE Australia ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxii)

Assignment and Assumption Agreement on to the Franklin FTSE Asia ex Japan ETF between Franklin Advisers, Inc. and Franklin Advisory Services, LLC, dated February 1, 2019

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(lxxiii)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Exponential Data ETF and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxiv)

Amendment to the Investment Management Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxv)

Amendment to Sub-advisory Agreement dated May 14, 2020, on behalf of each Franklin Templeton ETF Trust funds listed in Schedule A

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(lxxvi)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxvii)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxviii)

Sub-Advisory Agreement on behalf of Martin Currie Sustainable International Equity ETF between Franklin Advisers, Inc. and Martin Currie Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxix)

Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated June 30, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxx)

Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin Systematic Style Premia ETF (formerly, Franklin Liberty Systematic Style Premia ETF) and Franklin Advisers, Inc. dated October 1, 2021

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 27, 2022

(lxxxi)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxi)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxiii)

Amendment to Amended and Restated Investment Management Agreement between Registrant, on behalf of Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF) and Franklin Advisers, Inc. effective August 1, 2022

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(lxxxiv)

Commodity Trading Adviser Exemption agreement on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF between Franklin Advisers, Inc. and Brandywine Global Investment Management, LLC dated September 9, 2022

Filing: Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 26, 2022

(lxxxv)

Investment Management Agreement between Registrant, on behalf of Clearbridge Sustainable Infrastructure ETF and Franklin Advisers, Inc. dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxvi)

Sub-Advisory Agreement on behalf of Clearbridge Sustainable Infrastructure ETF between Franklin Advisers, Inc., and Clearbridge Investments (North America) PTY Limited dated December 5, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(lxxxvii)

Investment Management Agreement between Registrant, on behalf of Franklin Focused Growth ETF and Franklin Advisers, Inc. dated November 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(lxxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin Investment Grade Corporate ETF (formerly, Franklin Liberty Investment Grade Corporate ETF) between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC dated October 15, 2019

Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 9, 2023

(lxxxix)

Investment Management Agreement between Registrant, on behalf of Franklin Income Focus ETF and Franklin Advisers, Inc. dated June 1, 2023

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(xc)

Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF and Franklin Advisers, Inc. dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xci)

Sub-Advisory Agreement on behalf of BrandywineGLOBAL-U.S. Fixed Income ETF between Franklin Advisers, Inc., and BrandywineGlobal Investment Management, LLC, dated July 1, 2023

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xcii)

Amendment to Investment Management Agreement between Registrant, on behalf of BrandywineGLOBAL – Dynamic US Large Cap Value ETF and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xciii)

Amendment to Investment Management Agreement between Registrant, on behalf of Martin Currie Sustainable International Equity ETF and Franklin Advisers, Inc. dated February 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xciv)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Bond ETF between Franklin Advisers, Inc., and Franklin Templeton Institutional, LLC, dated March 31, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(xcv)

Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Franklin Advisers, Inc. and Western Asset Management Company, LLC dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvi)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company, LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcvii)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company PTE. LTD, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcviii)

Sub-Sub-Advisory Agreement on behalf of Western Asset Bond ETF between Western Asset Management Company, LLC and Western Asset Management Company Limited, dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xcix)

Investment Management Agreement between Registrant, on behalf of Western Asset Bond ETF and Franklin Advisers, Inc. dated August 1, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(c)

Sub-Advisory Agreement on behalf of Franklin FTSE Hong Kong ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ci)

Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cii)

Sub-Advisory Agreement on behalf of Franklin FTSE Asia ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(ciii)

Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(civ)

Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cv)

Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvi)

Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cvii)

Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cviii)

Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cix)

Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cx)

Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxi)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxii)

Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiii)

Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxiv)

Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxv)

Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvi)

Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxvii)

Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxviii)

Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxix)

Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxx)

Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxi)

Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxii)

Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiii)

Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxiv)

Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxv)

Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxvi)

Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated September 11, 2023

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(cxxvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin Emerging Market Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Asia Ex Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxix)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Australia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxx)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Brazil ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Canada ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE China ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxiii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Europe ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxiv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Eurozone ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Germany ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Hong Kong ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE India ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxxxix)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Japan Hedged ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxl)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Latin America ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxli)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Mexico ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Russia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxliii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Saudi Arabia ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxliv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE South Korea ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlv)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Switzerland ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlvi)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE Taiwan ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlvii)

Amendment to Sub-Advisory Agreement on behalf of Franklin FTSE United Kingdom ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlviii)

Amendment to Sub-Advisory Agreement on behalf of Franklin International Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cxlix)

Sub-Advisory Agreement on behalf of Franklin Systematic Style Premia ETF between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C., dated June 3, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cl)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Core Dividend Tilt Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cli)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Equity Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(clii)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Large Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cliii)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Mid Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(cliv)

Amendment to Sub-Advisory Agreement on behalf of Franklin U.S. Small Cap Multifactor Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated March 1, 2024

Filing: Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2024

(clv)	Investment Management Agreement between Registrant, on behalf of Franklin International Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

(clvi)	Investment Management Agreement between Registrant, on behalf of Franklin U.S. Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

(clvii)	Sub-Advisory Agreement on behalf of Franklin International Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

(clviii)	Sub-Advisory Agreement on behalf of Franklin U.S. Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

(e)	Underwriting Contracts

(i)

Distribution Agreement, between the Registrant and Franklin Distributors, LLC with Exhibit A dated June 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(ii)	Form of Authorized Participant Agreement Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 17, 2016

(iii)

Form of Selling Agreements between Franklin Distributors, LLC and Securities Dealers dated July 7, 2021

Filing: Pre-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2023

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Amended and Restated Appendix A dated December 1, 2022 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to State Street Fund Connect Agreement dated April 16, 2016, as amended September 13, 2018

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2019 with Appendix A

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(v)

Joinder and Amendment to the State Street Fund Connect Agreement dated September 20, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Amended and Restated Appendix A dated October 31, 2023 to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(h) Other Material Contracts

(i)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated February 1, 2019 with an Exhibit A dated May 2020

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(ii)

Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(iii)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(iv)

Amendment to Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated April 18, 2016 and Amended as of December 29, 2017 with an updated Annex 1 dated December 15, 2020

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(v)

Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016 with Schedule A dated December 1, 2022

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 13, 2022

(vi)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated April 18, 2016

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(vii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated February 16, 2017

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC dated August 29, 2017 with revised Exhibit A as of September 1, 2018

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(ix)

Sub-Contract for Fund Administrative Services between Franklin Templeton Investment Management Limited and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(x)

Sub-Contract for Fund Administrative Services between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC dated February 1, 2019

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2019

(xi)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin Liberty Core U.S. Bond ETF

Filing: Post-Effective Amendment No. 67 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 10, 2020

(xii)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated December 18, 2019 on behalf of Franklin Systematic Style Premia ETF (formerly, Franklin Liberty Systematic Style Premia ETF)

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiii)

Transfer Agency and Service Agreement on behalf of Franklin Systematic Style Premia ETF (formerly, Franklin Liberty Systematic Style Premia ETF) between Registrant and State Street Bank and Trust Company dated December 17, 2019 with a Schedule A

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)

Sub-Contract for Administration and Accounting Services on behalf of Franklin Systematic Style Premia ETF (formerly, Franklin Liberty Systematic Style Premia ETF) between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated December 17, 2019

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xv)

Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC dated September 17, 2019 on behalf of Franklin U.S. Core Bond ETF (formerly, Franklin Liberty U.S. Core Bond ETF)

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xvi)	Fee Waiver and/or Expense Reimbursement Agreement dated June 1, 2020 Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: July 29, 2021

(xvii)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 3, 2022

(xviii)

Fee waiver of Acquired Fund Fees and Expenses for Funds with a Unitary Fee Arrangement dated July 30, 2021

Filing: Post-Effective Amendment No. 84 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2022

(xix)

Amended and Restated Schedule A in the Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services, LLC dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xx)

Amended and Restated Schedule A in the Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company dated October 31, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xxi)

Amendment to Co-Transfer Agency and Registrar Service Agreement on behalf of series identified on Schedule 1 between the Registrant and Equiniti Trust Company, LLC dated November 6, 2023

Filing: Post-Effective Amendment No. 108 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 26, 2024

(xxii)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC with Exhibit A dated September 9, 2024

(i)	Legal Opinion

(i)

Opinion and Consent of Counsel dated May 13, 2016 with respect to Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF), Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF), Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF) and Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF)

Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 17, 2016

(ii)

Opinion and Consent of Counsel dated September 14, 2016 with respect to Franklin Income Equity Focus ETF (formerly, Franklin Liberty U.S. Low Volatility ETF and Franklin U.S. Low Volatility ETF) and Franklin Investment Grade Corporate ETF (formerly, Franklin Liberty Investment Grade Corporate ETF)

Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2016

(iii)

Opinion and Consent of Counsel dated April 21, 2017 with respect to Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF), Franklin U.S. Mid Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Mid Cap Equity ETF) and Franklin U.S. Small Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Small Cap Equity ETF)

Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 21, 2017

(iv)

Opinion and Consent of Counsel dated August 30, 2017 with respect to Franklin Dynamic Municipal Bond ETF (formerly, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF and Franklin Liberty Intermediate Municipal Opportunities ETF) and Franklin Municipal Green Bond ETF (formerly, Franklin Liberty Federal Tax-Free Bond ETF and Franklin Liberty Municipal Bond ETF)

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: August 30, 2017

(v)

Opinion and Consent of Counsel dated October 30, 2017 with respect to FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin FTSE Asia ex Japan ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF (formerly, Franklin FTSE Europe Hedged ETF) and Franklin FTSE Japan Hedged ETF

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: October 30, 2017

(vi)

Opinion and Consent of Counsel dated May 23, 2018 with respect to Franklin High Yield Corporate ETF (formerly, Franklin Liberty High Yield Corporate ETF), Franklin International Aggregate Bond ETF (formerly, Franklin Liberty International Aggregate Bond ETF) and Franklin Senior Loan ETF (Franklin Liberty Senior Loan ETF)

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: May 23, 2018

(vii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Saudi Arabia ETF

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(viii)

Opinion and Consent of Counsel dated September 7, 2018 with respect to Franklin FTSE Latin America ETF

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 7, 2018

(ix)

Opinion and Consent of Counsel dated September 9, 2019 with respect to Franklin U.S. Core Bond ETF (formerly, Franklin Liberty U.S. Core Bond ETF)

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(x)

Opinion and Consent of Counsel dated December 6, 2019 with respect to Franklin Systematic Style Premia ETF (formerly, Franklin Liberty Systematic Style Premia ETF)

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: December 6, 2019

(xi)

Opinion and Consent of Counsel dated January 24, 2020 with respect to Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 24, 2020

(xii)

Opinion and Consent of Counsel dated March 10, 2020 with respect to Franklin Ultra Short Bond ETF (formerly, Franklin Liberty Ultra Short Bond ETF)

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: March 10, 2020

(xiii)

Opinion and Consent of Counsel dated June 1, 2020 with respect to Franklin U.S. Treasury Bond ETF (formerly, Franklin Liberty U.S. Treasury Bond ETF)

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2020

(xiv)

Opinion and Consent of Counsel dated January 11, 2021 with respect to Franklin Exponential Data ETF

Filing: Post-Effective Amendment No. 73 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: January 11, 2021

(xv)

Opinion and Consent of Counsel dated April 6, 2022 with respect to BrandywineGLOBAL – Dynamic US Large Cap Value ETF

Filing: Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvi)

Opinion and Consent of Counsel dated April 6, 2022 with respect to Martin Currie Sustainable International Equity ETF

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2022

(xvii)

Opinion and Consent of Counsel dated April 7, 2023 with respect to Franklin Focused Growth ETF

Filing: Post-Effective Amendment No. 94 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 7, 2023

(xviii)

Opinion and Consent of Counsel dated December 12, 2023 with respect to ClearBridge Sustainable Infrastructure ETF

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: April 14, 2023

(xix)

Opinion and Consent of Counsel dated June 1, 2023 with respect to Franklin Income Focus ETF

Filing: Post-Effective Amendment No. 99 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: June 1, 2023

(xx)

Opinion and Consent of Counsel dated July 21, 2023 with respect to BrandywineGLOBAL – U.S. Fixed Income ETF

Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 21, 2023

(xxi)

Opinion and Consent of Counsel dated September 15, 2023 with respect to Western Asset Bond ETF

Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: September 15, 2023

(xxii)	Opinion and Consent of Counsel dated January 15, 2025, with respect to Franklin International Dividend Multiplier Index ETF and Franklin U.S. Dividend Multiplier Index ETF

(j)	Other Opinions

(i)	Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

Not Applicable

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Distribution Plan pursuant to Rule 12b-1 dated April 18, 2016 with an Exhibit A dated June 1, 2023

Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

File No. 333-208873

Filing Date: July 26, 2023

(n)	Rule 18f-3 Plan

Not Applicable

(p)	Code of Ethics

(i)	Code of Ethics dated March 4, 2024 Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A File No. 333-208873 Filing Date: May 30, 2024

(q)	Power of Attorney

(i)	Power of Attorney dated January 3, 2025

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Amended and Restated and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant’s investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as a sub-adviser. The officers of FT Institutional also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Templeton Investment Management Limited (FTIML)

FTIML is an indirect, wholly owned subsidiary of Resources. The officers of FTIML also serve as officers for (1) Resources, and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of FTIML (SEC File 801-55170), incorporated herein by reference, which set forth the officers of FTIML and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect wholly owned subsidiary of Resources. Advisory Services serves as adviser Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, Franklin FTSE United Kingdom ETF, Franklin Emerging Market Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Emerging Markets ETF), Franklin U.S. Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ Global Dividend ETF), Franklin U.S. Equity Index ETF (formerly, Franklin LibertyQ Global Equity ETF), Franklin International Core Dividend Tilt Index ETF (formerly, Franklin LibertyQ International Equity Hedged ETF), Franklin U.S. Large Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Equity ETF), Franklin U.S. Mid Cap Multifactor Index ETF (formerly, Franklin

LibertyQ U.S. Mid Cap Equity ETF), Franklin U.S. Small Cap Multifactor Index ETF (formerly, Franklin LibertyQ U.S. Small Cap Equity ETF), Franklin International Dividend Multifactor Index ETF and Franklin U. S. Dividend Multiplier index ETF. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(e) BrandywineGlobal Investment Management, LLC (Brandywine Global)

Brandywine Global is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Brandywine Global have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Brandywine Global are listed in Schedules A and D of Form ADV filed by Brandywine Global pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-27797). Brandywine Global is located at 1735 Market Street, Suite 1800, Philadelphia, PA 19103.

(f) Martin Currie, Inc (Martin Currie)

Martin Currie is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Martin Currie have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of Martin Currie are listed in Schedules A and D of Form ADV filed by Martin Currie pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-14261). Martin Currie is located at Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES.

(g) ClearBridge Investments, LLC (ClearBridge)

ClearBridge is a direct wholly-owned subsidiary of Legg Mason and an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The directors and officers of ClearBridge have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Legg Mason and/or Resources, other Legg Mason and Resources subsidiaries and/or other Legg Mason and/or Resources sponsored investment companies. The names and titles of the officers and directors of ClearBridge are listed in Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-64710). ClearBridge is located at 620 Eighth Avenue, New York, New York 10018.

(h) Western Asset Management Company, LLC (Western Asset)

Western Asset is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. The directors and officers of Western Asset have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Asset are listed in Schedules A and D of Form ADV filed by Western Asset pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-8162). Western Asset is located at 385 E. Colorado Blvd, Pasadena, CA 91101.

(i) Western Asset Management Company Limited (WAMCL)

WAMCL is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of WAMCL have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of WAMCL are listed in Schedules A and D of Form ADV filed by WAMCL pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-21068). WAMCL is located at 10 Exchange Square, Primrose Street, London, EC2A 2EN United Kingdom.

(j) Western Asset Management Company Ltd (Western Japan)

Western Japan is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. With the exception of Courtney Hoffman, who joined Western Asset in 2022 and previously served as Deputy General Counsel of Jackson Financial, Inc., during the last two fiscal years, the directors and officers of Western Japan have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Japan are listed in Schedules A and D of Form ADV filed by Western Japan pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-68224). Western Japan is located at 5-1 Marunouchi 1-Chome, Chiyoda-Ku, Tokyo, 100-6536, Japan.

(k) Western Asset Management Company Pte. Ltd. (Western Singapore)

Western Singapore is an indirect wholly-owned subsidiary of Resources and is registered as an investment adviser under the Advisers Act. During the last two fiscal years, the directors and officers of Western Singapore have not been engaged in any business, profession, vocation or employment of a substantial nature other than as directors or officers of Resources, other Resources subsidiaries and/or other Resources affiliated investment companies. The names and titles of the officers and directors of Western Singapore are listed in Schedules A and D of Form ADV filed by Western Singapore pursuant to the Advisers Act, the text of which Schedules are incorporated herein by reference (SEC File No. 801-67298). Western Singapore is located at 1 George Street #23-01, Singapore, 049145.

(l) K2/D&S Management Co., L.L.C. (K2 Advisors)

K2/D&S Management Co., L.L.C. (K2 Advisors) serves as subadviser to Franklin Systematic Style Premia ETF. For additional information please see Part B and Schedules A and D of Form ADV of K2 Advisors (SEC File 801-61852) incorporated herein by reference, which set forth the officers and directors of K2 Advisors and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

(a) Franklin Distributors, LLC (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin ETF Trust

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Municipal Securities Trust

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Free Trust

Franklin Templeton Trust

Franklin U.S. Government Money Fund

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

Legg Mason ETF Investment Trust II

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc.

George Putnam Balanced Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam ETF Trust

Putnam Focused International Equity Fund

Putnam Funds Trust

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam High Yield Fund

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Sustainable Leaders Fund

Putnam Target Date Funds

Putnam Tax Exempt Income Fund

Putnam Tax-Free Income Trust

Putnam Variable Trust

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

BrandywineGlobal Investment Management, LLC 1735 Market Street, Philadelphia, PA 19103

Martin Currie, Inc. Saltire Court, 20 Castle Terrace, Edinburgh United Kingdom, EH1 2ES

Clearbridge Investments 620 Eighth Avenue, New York, New York 10018.

Western Asset Management Company, LLC 385 East Colorado Boulevard, Pasadena, CA 91101.

Western Asset Management Company Limited 10 Exchange Square, Primrose Street London EC2A2EN, United Kingdom.

Western Asset Management Company Ltd 5-1 Marunouchi, 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.

Western Asset Management Company Pte. Ltd. 1 George Street, #23-01, Singapore 049145.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Stamford and the State of Connecticut, on the 16th day of January, 2025.

FRANKLIN TEMPLETON ETF TRUST

(Registrant)

By:	/s/ Harris Goldblat
Harris Goldblat
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Patrick O’Connor*
Patrick O’Connor	Trustee, President and Chief Executive Officer – Investment Management	January 16, 2025

Christopher Kings*
Christopher Kings	Chief Executive Officer – Finance and Administration	January 16, 2025

Vivek Pai*
Vivek Pai	Chief Financial Officer, Chief Accounting Officer and Treasurer	January 16, 2025

Alison Baumann*
Alison Baumann	Trustee	January 16, 2025

Rohit Bhagat*
Rohit Bhagat	Trustee	January 16, 2025

Deborah D. McWhinney*
Deborah D. McWhinney	Trustee	January 16, 2025

Anantha K. Pradeep*
Anantha K. Pradeep	Trustee	January 16, 2025

* By: /s/ Harris Goldblat

Harris Goldblat

Attorney-in-Fact

(Pursuant to Powers of Attorney filed herewith)

FRANKLIN TEMPLETON ETF TRUST

REGISTRATION STATEMENT

EXHIBIT INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99(d)(clv)	Investment Management Agreement between Registrant, on behalf of Franklin International Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

EX-99(d)(clvi)	Investment Management Agreement between Registrant, on behalf of Franklin U.S. Dividend Multiplier Index ETF and Franklin Advisory Services, LLC dated November 1, 2024

EX-99(d)(clvii)	Sub-Advisory Agreement on behalf of Franklin International Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

EX-99(d)(clviii)	Sub-Advisory Agreement on behalf of Franklin U.S. Dividend Multiplier Index ETF between Franklin Advisory Services, LLC, and Franklin Templeton Institutional, LLC, dated November 1, 2024

EX-99(h)(xxii)	Index Sub-License Agreement between Registrant and Franklin Templeton Companies, LLC with Exhibit A dated September 9, 2024

EX-99(i)(xxii)	Opinion and Consent of Counsel dated January 15, 2025, with respect to Franklin International Dividend Multiplier Index ETF and Franklin U.S. Dividend Multiplier Index ETF

EX-99(q)(i)	Power of Attorney dated January 3, 2025